Report Of The Directors Financial Review Risk Report (Tables)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2019
Report Of The Directors Financial Review Risk Report [Abstract]
Disclosure of detailed information about financial instruments

Summary of financial instruments to which the impairment requirements in IFRS 9 are applied
(Audited)
	31 Dec 2023		At 31 Dec 2022
	Gross carrying/ nominal amount	Allowance for ECL[1]	Gross carrying/ nominal amount	Allowance for ECL[1]
	$m	$m	$m	$m
Loans and advances to customers at amortised cost	949,609	(11,074)	935,008	(11,447)
Loans and advances to banks at amortised cost	112,917	(15)	104,544	(69)
Other financial assets measured at amortised cost	960,271	(422)	954,934	(493)
– cash and balances at central banks	285,868	—	327,005	(3)
– items in the course of collection from other banks	6,342	—	7,297	—
– Hong Kong Government certificates of indebtedness	42,024	—	43,787	—
– reverse repurchase agreements – non-trading	252,217	—	253,754	—
– financial investments	148,346	(20)	109,086	(20)
– assets held for sale[2]	103,186	(324)	102,556	(415)
– prepayments, accrued income and other assets[3]	122,288	(78)	111,449	(55)
Total gross carrying amount on-balance sheet	2,022,797	(11,511)	1,994,486	(12,009)
Loans and other credit-related commitments	661,015	(367)	618,788	(386)
Financial guarantees	17,009	(39)	18,783	(52)
Total nominal amount off-balance sheet[4]	678,024	(406)	637,571	(438)
	2,700,821	(11,917)	2,632,057	(12,447)

	Fair value	Memorandum allowance for ECL[5]	Fair value	Memorandum allowance for ECL[5]
	$m	$m	$m	$m
Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)	302,348	(97)	265,147	(126)
1The total ECL is recognised in the loss allowance for the financial asset unless the total ECL exceeds the gross carrying amount of the financial asset, in which case the ECL is recognised as a provision.
2For further details on gross carrying amounts and allowances for ECL related to assets held for sale, see ‘Assets held for sale’ on page 190. At
31 December 2023, the gross carrying amount comprised $84,074m of loans and advances to customers and banks (2022: $81,221m) and $19,112m of other financial assets at amortised cost (2022: $21,334m). The corresponding allowance for ECL comprised $303m of loans and advances to customers and banks (2022: $392m) and $21m of other financial assets at amortised cost (2022: $23m).
3Includes only those financial instruments that are subject to the impairment requirements of IFRS 9. ‘Prepayments, accrued income and other assets’
as presented within the consolidated balance sheet on page 358 comprises both financial and non-financial assets, including cash collateral and settlement accounts.
4Represents the maximum amount at risk should the contracts be fully drawn upon and clients default.
5Debt instruments measured at FVOCI continue to be measured at fair value with the allowance for ECL as a memorandum item. Change in ECL is recognised in ‘Change in expected credit losses and other credit impairment charges’ in the income statement.

Maximum exposure to credit risk
(Audited)
	2023			2022
	Maximum exposure	Offset	Net	Maximum exposure	Offset	Net
	$m	$m	$m	$m	$m	$m
Loans and advances to customers held at amortised cost	938,535	(22,607)	915,928	923,561	(20,315)	903,246
– personal	444,655	(2,470)	442,185	412,012	(2,575)	409,437
– corporate and commercial	419,852	(18,771)	401,081	444,882	(16,262)	428,620
– non-bank financial institutions	74,028	(1,366)	72,662	66,667	(1,478)	65,189
Loans and advances to banks at amortised cost	112,902	—	112,902	104,475	—	104,475
Other financial assets held at amortised cost	973,316	(13,919)	959,397	970,119	(8,969)	961,150
– cash and balances at central banks	285,868	—	285,868	327,002	—	327,002
– items in the course of collection from other banks	6,342	—	6,342	7,297	—	7,297
– Hong Kong Government certificates of indebtedness	42,024	—	42,024	43,787	—	43,787
– reverse repurchase agreements – non-trading	252,217	(13,919)	238,298	253,754	(8,969)	244,785
– financial investments	148,326	—	148,326	109,066	—	109,066
– assets held for sale	114,134	—	114,134	115,919	—	115,919
– prepayments, accrued income and other assets	124,405	—	124,405	113,294	—	113,294
Derivatives	229,714	(222,059)	7,655	284,159	(273,497)	10,662
Total on-balance sheet exposure to credit risk	2,254,467	(258,585)	1,995,882	2,282,314	(302,781)	1,979,533
Total off-balance sheet	1,007,885	—	1,007,885	934,329	—	934,329
– financial and other guarantees	111,102	—	111,102	106,861	—	106,861
– loan and other credit-related commitments	896,783	—	896,783	827,468	—	827,468
At 31 Dec	3,262,352	(258,585)	3,003,767	3,216,643	(302,781)	2,913,862

Mainland China commercial real estate
(Audited)
	Hong Kong	Mainland China	Rest of the Group	Total
	$m	$m	$m	$m
Loans and advances to customers[1]	6,033	4,917	839	11,789
Guarantees issued and others[2]	255	66	37	358
Total mainland China commercial real estate exposure at 31 Dec 2023	6,288	4,983	876	12,147

Distribution of mainland China commercial real estate exposure by credit quality
Strong	781	1,723	6	2,510
Good	604	953	421	1,978
Satisfactory	679	1,704	261	2,644
Sub-standard	1,298	327	188	1,813
Credit impaired	2,926	276	—	3,202
At 31 Dec 2023	6,288	4,983	876	12,147

Allowance for ECL by credit quality
Strong	—	(3)	—	(3)
Good	—	(5)	(1)	(6)
Satisfactory	(3)	(27)	—	(30)
Sub-standard	(66)	(87)	(16)	(169)
Credit impaired	(1,726)	(125)	—	(1,851)
At 31 Dec 2023	(1,795)	(247)	(17)	(2,059)

Allowance for ECL by stage distribution
Stage 1	—	(10)	—	(10)
Stage 2	(69)	(112)	(17)	(198)
Stage 3	(1,726)	(125)	—	(1,851)
At 31 Dec 2023	(1,795)	(247)	(17)	(2,059)

ECL coverage %	28.5	5.0	1.9	17.0
1  Amounts represent gross carrying amount.
2  Amounts represent nominal amount for guarantees and other contingent liabilities.

Mainland China commercial real estate (continued)
	Hong Kong	Mainland China	Rest of the Group	Total
	(audited)[1]	(audited)[2]	(unaudited)[1]	(unaudited)[2]
	$m	$m	$m	$m
Loans and advances to customers[2]	9,129	5,752	860	15,741
Guarantees issued and others[3]	249	755	18	1,022
Total mainland China commercial real estate exposure at 31 Dec 2022	9,378	6,507	878	16,763

Distribution of mainland China commercial real estate exposure by credit quality
Strong	1,425	2,118	220	3,763
Good	697	1,087	370	2,154
Satisfactory	1,269	2,248	77	3,594
Sub-standard	2,887	779	193	3,859
Credit impaired	3,100	275	18	3,393
At 31 Dec 2022	9,378	6,507	878	16,763

Allowance for ECL by credit quality
Strong	—	(5)	—	(5)
Good	—	(8)	(1)	(9)
Satisfactory	(20)	(81)	—	(101)
Sub-standard	(458)	(42)	(3)	(503)
Credit impaired	(1,268)	(105)	—	(1,373)
At 31 Dec 2022	(1,746)	(241)	(4)	(1,991)

Allowance for ECL by stage distribution
Stage 1	(1)	(9)	(1)	(11)
Stage 2	(477)	(127)	(3)	(607)
Stage 3	(1,268)	(105)	—	(1,373)
At 31 Dec 2022	(1,746)	(241)	(4)	(1,991)

ECL coverage %	18.6	3.7	0.5	11.9
1  Disclosures in respect of mainland China commercial real estate exposures in Hong Kong and mainland China form part of the scope of the audit of the Group’s Annual Report and Accounts 2022. Amounts disclosed for mainland China commercial real estate exposures elsewhere in the Group have not been audited but are provided for completeness.
2  Amounts represent gross carrying amount.
3  Amounts represent nominal amount for guarantees and other contingent liabilities.

Disclosure of credit risk

Summary of credit risk (excluding debt instruments measured at FVOCI) by stage distribution and ECL coverage by industry sector at 31 December 2023
(Audited)
	Gross carrying/nominal amount[1]					Allowance for ECL					ECL coverage %
	Stage 1	Stage 2	Stage 3	POCI[2]	Total	Stage 1	Stage 2	Stage 3	POCI[2]	Total	Stage 1	Stage 2	Stage 3	POCI[2]	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	%	%	%	%	%
Loans and advances to customers at amortised cost	809,384	120,871	19,273	81	949,609	(1,130)	(2,964)	(6,950)	(30)	(11,074)	0.1	2.5	36.1	37.0	1.2
– personal	396,534	47,483	3,505	—	447,522	(579)	(1,434)	(854)	—	(2,867)	0.1	3.0	24.4	—	0.6
– corporate and commercial	342,878	69,738	14,958	81	427,655	(499)	(1,500)	(5,774)	(30)	(7,803)	0.1	2.2	38.6	37.0	1.8
– non-bank financial institutions	69,972	3,650	810	—	74,432	(52)	(30)	(322)	—	(404)	0.1	0.8	39.8	—	0.5
Loans and advances to banks at amortised cost	111,479	1,436	2	—	112,917	(10)	(3)	(2)	—	(15)	—	0.2	100.0	—	—
Other financial assets measured at amortised cost	946,873	12,734	664	—	960,271	(109)	(132)	(181)	—	(422)	—	1.0	27.3	—	—
Loan and other credit-related commitments	630,949	28,922	1,140	4	661,015	(153)	(128)	(86)	—	(367)	—	0.4	7.5	—	0.1
– personal	253,183	3,459	355	—	256,997	(23)	—	(2)	—	(25)	—	—	0.6	—	—
– corporate and commercial	246,210	20,928	736	4	267,878	(120)	(119)	(83)	—	(322)	—	0.6	11.3	—	0.1
– financial	131,556	4,535	49	—	136,140	(10)	(9)	(1)	—	(20)	—	0.2	2.0	—	—
Financial guarantees	14,746	1,879	384	—	17,009	(7)	(7)	(25)	—	(39)	—	0.4	6.5	—	0.2
– personal	1,106	13	—	—	1,119	—	—	—	—	—	—	—	—	—	—
– corporate and commercial	10,157	1,290	330	—	11,777	(6)	(6)	(24)	—	(36)	0.1	0.5	7.3	—	0.3
– financial	3,483	576	54	—	4,113	(1)	(1)	(1)	—	(3)	—	0.2	1.9	—	0.1
At 31 Dec 2023	2,513,431	165,842	21,463	85	2,700,821	(1,409)	(3,234)	(7,244)	(30)	(11,917)	0.1	2.0	33.8	35.3	0.4
1Represents the maximum amount at risk should the contracts be fully drawn upon and clients default.
2Purchased or originated credit-impaired (‘POCI’).

Summary of credit risk (excluding debt instruments measured at FVOCI) by stage distribution and ECL coverage by industry sector at 31 December 2022
(Audited)
	Gross carrying/nominal amount[1]					Allowance for ECL					ECL coverage %
	Stage 1	Stage 2	Stage 3	POCI[2]	Total	Stage 1	Stage 2	Stage 3	POCI[2]	Total	Stage 1	Stage 2	Stage 3	POCI[2]	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	%	%	%	%	%
Loans and advances to customers at amortised cost	776,299	139,076	19,504	129	935,008	(1,092)	(3,488)	(6,829)	(38)	(11,447)	0.1	2.5	35.0	29.5	1.2
– personal	362,677	48,866	3,339	—	414,882	(561)	(1,504)	(805)	—	(2,870)	0.2	3.1	24.1	—	0.7
–corporate and commercial	351,885	85,492	15,696	129	453,202	(488)	(1,907)	(5,887)	(38)	(8,320)	0.1	2.2	37.5	29.5	1.8
– non-bank financial institutions	61,737	4,718	469	—	66,924	(43)	(77)	(137)	—	(257)	0.1	1.6	29.2	—	0.4
Loans and advances to banks at amortised cost	102,723	1,739	82	—	104,544	(18)	(29)	(22)	—	(69)	—	1.7	26.8	—	0.1
Other financial assets measured at amortised cost	938,798	15,339	797	—	954,934	(95)	(165)	(233)	—	(493)	—	1.1	29.2	—	0.1
Loan and other credit-related commitments	583,383	34,033	1,372	—	618,788	(141)	(180)	(65)	—	(386)	—	0.5	4.7	—	0.1
– personal	239,521	3,686	799	—	244,006	(26)	(1)	—	—	(27)	—	—	—	—	—
– corporate and commercial	241,313	27,323	551	—	269,187	(111)	(166)	(63)	—	(340)	—	0.6	11.4	—	0.1
– financial	102,549	3,024	22	—	105,595	(4)	(13)	(2)	—	(19)	—	0.4	9.1	—	—
Financial guarantees	16,071	2,463	249	—	18,783	(6)	(13)	(33)	—	(52)	—	0.5	13.3	—	0.3
– personal	1,123	11	1	—	1,135	—	—	—	—	—	—	—	—	—	—
– corporate and commercial	11,547	1,793	247	—	13,587	(5)	(12)	(33)	—	(50)	—	0.7	13.4	—	0.4
– financial	3,401	659	1	—	4,061	(1)	(1)	—	—	(2)	—	0.2	—	—	—
At 31 Dec 2022	2,417,274	192,650	22,004	129	2,632,057	(1,352)	(3,875)	(7,182)	(38)	(12,447)	0.1	2.0	32.6	29.5	0.5
1Represents the maximum amount at risk should the contracts be fully drawn upon and clients default.
2Purchased or originated credit-impaired (‘POCI’).

Loans and advances to customers and banks measured at amortised cost
(Audited)
	2023		2022
	Total gross loans and advances	Allowance for ECL	Total gross loans and advances	Allowance for ECL
	$m	$m	$m	$m
As reported	1,062,526	(11,089)	1,039,552	(11,516)
Reported in ‘Assets held for sale’	84,075	(303)	81,221	(392)
At 31 December	1,146,601	(11,392)	1,120,773	(11,908)

Gross loans and allowance for ECL on loans and advances to customers and banks reported in ‘Assets held for sale’
(Audited)
	Banking business in Canada		Retail banking operations in France		Other		Total
	Gross carrying amount	Allowance for ECL	Gross carrying amount	Allowance for ECL	Gross carrying amount	Allowance for ECL	Gross carrying amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers at amortised cost	56,349	(220)	16,984	(82)	255	(1)	73,588	(303)
– personal	27,071	(95)	13,920	(79)	140	(1)	41,131	(175)
– corporate and commercial	27,789	(120)	3,012	(3)	—	—	30,801	(123)
– non-bank financial institutions	1,489	(5)	52	—	115	—	1,656	(5)
Loans and advances to banks at amortised cost	154	—	10,333	—	—	—	10,487	—
At 31 December 2023	56,503	(220)	27,317	(82)	255	(1)	84,075	(303)

Loans and advances to customers at amortised cost	55,431	(234)	25,121	(92)	412	(62)	80,964	(388)
– personal	26,637	(75)	22,691	(88)	305	(47)	49,633	(210)
– corporate and commercial	27,128	(154)	2,379	(4)	107	(15)	29,614	(173)
– non-bank financial institutions	1,666	(5)	51	—	—	—	1,717	(5)
Loans and advances to banks at amortised cost	100	—	—	—	157	(4)	257	(4)
At 31 December 2022	55,531	(234)	25,121	(92)	569	(66)	81,221	(392)
The table below analyses the amount of ECL (charges)/releases arising from assets held for sale. The charges during the period primarily relate to our business in Canada.

Changes in expected credit losses and other credit impairment
(Audited)
	2023	2022
	$m	$m
ECL (charges)/releases arising from:
– assets held for sale	(49)	(5)
–assets not held for sale	(3,398)	(3,579)
Year ended 31 December	(3,447)	(3,584)

Disclosure of financial assets that are either past due or impaired

Stage 2 days past due analysis at 31 December 2023
(Audited)
	Gross carrying amount				Allowance for ECL				ECL coverage %
	Stage 2	Up-to- date	1 to 29 DPD[1]	30 and > DPD[1]	Stage 2	Up-to- date	1 to 29 DPD[1]	30 and > DPD[1]	Stage 2	Up-to- date	1 to 29 DPD[1]	30 and > DPD[1]
	$m	$m	$m	$m	$m	$m	$m	$m	%	%	%	%
Loans and advances to customers at amortised cost	120,871	116,320	2,571	1,980	(2,964)	(2,458)	(245)	(261)	2.5	2.1	9.5	13.2
– personal	47,483	44,634	1,785	1,064	(1,434)	(974)	(214)	(246)	3.0	2.2	12.0	23.1
– corporate and commercial	69,738	68,446	697	595	(1,500)	(1,454)	(31)	(15)	2.2	2.1	4.4	2.5
– non-bank financial institutions	3,650	3,240	89	321	(30)	(30)	—	—	0.8	0.9	—	—
Loans and advances to banks at amortised cost	1,436	1,424	—	12	(3)	(3)	—	—	0.2	0.2	—	—
Other financial assets measured at amortised cost	12,734	12,417	171	146	(132)	(113)	(9)	(10)	1.0	0.9	5.3	6.8
1The days past due amounts presented above are on a contractual basis.

Stage 2 days past due analysis at 31 December 2022
(Audited)
	Gross carrying amount				Allowance for ECL				ECL coverage %
	Stage 2	Up-to- date	1 to 29 DPD[1]	30 and > DPD[1]	Stage 2	Up-to- date	1 to 29 DPD[1]	30 and > DPD[1]	Stage 2	Up-to- date	1 to 29 DPD[1]	30 and > DPD[1]
	$m	$m	$m	$m	$m	$m	$m	$m	%	%	%	%
Loans and advances to customers at amortised cost	139,076	134,680	2,410	1,986	(3,488)	(3,017)	(234)	(237)	2.5	2.2	9.7	11.9
– personal	48,866	46,378	1,682	806	(1,504)	(1,080)	(214)	(210)	3.1	2.3	12.7	26.1
– corporate and commercial	85,492	83,976	712	804	(1,907)	(1,860)	(20)	(27)	2.2	2.2	2.8	3.4
– non-bank financial institutions	4,718	4,326	16	376	(77)	(77)	—	—	1.6	1.8	—	—
Loans and advances to banks at amortised cost	1,739	1,729	—	10	(29)	(29)	—	—	1.7	1.7	—	—
Other financial assets measured at amortised cost	15,339	15,103	140	96	(165)	(141)	(8)	(16)	1.1	0.9	5.7	16.7
1The days past due amounts presented above are on a contractual basis.

Management judgemental adjustments to ECL at 31 December 2023[1]
	Retail	Wholesale[2]	Total
	$bn	$bn	$bn
Modelled ECL (A)[3]	2.6	2.4	5.0
Banks, sovereigns, government entities and low-risk counterparties		0.0	0.0
Corporate lending adjustments		0.1	0.1
Inflation related adjustments	0.1		0.1
Other credit judgements	0.5		0.5
Total management judgemental adjustments (B)[4]	0.6	0.1	0.7
Other adjustments (C)[5]	0.0	0.0	0.0
Final ECL (A + B + C)[6]	3.2	2.5	5.7

Management judgemental adjustments to ECL at 31 December 2022[1] (continued)
	Retail	Wholesale[2]	Total
	$bn	$bn	$bn
Modelled ECL (A)[3]	3.0	2.6	5.6
Banks, sovereigns, government entities and low-risk counterparties		0.1	0.1
Corporate lending adjustments		0.5	0.5
Inflation-related adjustments	0.1		0.1
Other credit judgements	0.2		0.2
Total management judgemental adjustments (B)[4]	0.3	0.6	0.9
Other adjustments (C)[5]	0.0	(0.1)	(0.1)
Final ECL (A + B + C)[6]	3.3	3.1	6.4
1  Management judgemental adjustments presented in the table reflect increases or (decreases) to allowance for ECL, respectively.
2  The wholesale portfolio corresponds to adjustments to the performing portfolio (stage 1 and stage 2).
3  (A) refers to probability-weighted allowance for ECL before any adjustments are applied.
4(B) refers to adjustments that are applied where management believes allowance for ECL does not sufficiently reflect the credit risk/expected credit losses of any given portfolio at the reporting date. These can relate to risks or uncertainties that are not reflected in the model and/or to any late-
breaking events.
5(C) refers to adjustments to allowance for ECL made to address process limitations and data/model deficiencies.
6As presented within our internal credit risk governance (see page 183).

Distribution of financial instruments by credit quality at 31 December 2023
(Audited)
	Gross carrying/notional amount						Allowance for ECL/ other credit provisions	Net
	Strong	Good	Satisfactory	Sub- standard	Credit impaired	Total
	$m	$m	$m	$m	$m	$m	$m	$m
In-scope for IFRS 9 ECL
Loans and advances to customers held at amortised cost	497,665	206,476	197,582	28,532	19,354	949,609	(11,074)	938,535
– personal	346,562	62,656	32,314	2,485	3,505	447,522	(2,867)	444,655
– corporate and commercial	118,123	123,713	145,249	25,531	15,039	427,655	(7,803)	419,852
– non-bank financial institutions	32,980	20,107	20,019	516	810	74,432	(404)	74,028
Loans and advances to banks held at amortised cost	101,057	4,640	6,363	855	2	112,917	(15)	112,902
Cash and balances at central banks	284,723	1,068	77	—	—	285,868	—	285,868
Items in the course of collection from other banks	6,327	15	—	—	—	6,342	—	6,342
Hong Kong Government certificates of indebtedness	42,024	—	—	—	—	42,024	—	42,024
Reverse repurchase agreements – non-trading	170,494	46,884	34,206	633	—	252,217	—	252,217
Financial investments	143,333	3,814	1,137	62	—	148,346	(20)	148,326
Assets held for sale	68,501	16,403	14,812	2,939	531	103,186	(324)	102,862
Other assets	99,857	11,967	9,965	366	133	122,288	(78)	122,210
– endorsements and acceptances	2,405	2,666	2,707	161	18	7,957	(18)	7,939
– accrued income and other	97,452	9,301	7,258	205	115	114,331	(60)	114,271
Debt instruments measured at fair value through other comprehensive income[1]	288,959	12,037	7,897	805	5	309,703	(97)	309,606
Out-of-scope for IFRS 9 ECL
Trading assets	122,695	20,595	20,746	1,326	135	165,497	—	165,497
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss	52,649	11,517	4,733	84	6	68,989	—	68,989
Derivatives	196,098	27,377	6,041	187	11	229,714	—	229,714
Assets held for sale	12,495	—	—	—	—	12,495	—	12,495
Total gross carrying amount on balance sheet	2,086,877	362,793	303,559	35,789	20,177	2,809,195	(11,608)	2,797,587
Percentage of total credit quality (%)	74.3	12.9	10.8	1.3	0.7	100
Loan and other credit-related commitments	436,359	142,500	73,230	7,782	1,144	661,015	(367)	660,648
Financial guarantees	7,700	4,146	4,080	699	384	17,009	(39)	16,970
In-scope: Irrevocable loan commitments and financial guarantees	444,059	146,646	77,310	8,481	1,528	678,024	(406)	677,618
Loan and other credit-related commitments	92,509	77,891	61,462	3,896	377	236,135	—	236,135
Performance and other guarantees	39,784	32,231	19,445	1,853	964	94,277	(145)	94,132
Out-of-scope: Revocable loan commitments and non- financial guarantees	132,293	110,122	80,907	5,749	1,341	330,412	(145)	330,267
1For the purposes of this disclosure, gross carrying amount is defined as the amortised cost of a financial asset before adjusting for any loss allowance.
As such, the gross carrying amount of debt instruments at FVOCI as presented above will not reconcile to the balance sheet as it excludes fair value gains and losses.

Distribution of financial instruments by credit quality at 31 December 2022 (continued)
(Audited)
	Gross carrying/notional amount						Allowance for ECL/other credit provisions	Net
	Strong	Good	Satisfactory	Sub- standard	Credit impaired	Total
	$m	$m	$m	$m	$m	$m	$m	$m
In-scope for IFRS 9 ECL
Loans and advances to customers held at amortised cost	492,711	196,735	196,486	29,443	19,633	935,008	(11,447)	923,561
– personal	333,839	45,590	28,918	3,196	3,339	414,882	(2,870)	412,012
– corporate and commercial	126,521	132,128	153,841	24,887	15,825	453,202	(8,320)	444,882
– non-bank financial institutions	32,351	19,017	13,727	1,360	469	66,924	(257)	66,667
Loans and advances to banks held at amortised cost	92,675	4,833	5,643	1,311	82	104,544	(69)	104,475
Cash and balances at central banks	325,119	1,296	590	—	—	327,005	(3)	327,002
Items in the course of collection from other banks	7,280	12	5	—	—	7,297	—	7,297
Hong Kong Government certificates of indebtedness	43,787	—	—	—	—	43,787	—	43,787
Reverse repurchase agreements – non-trading	170,386	41,659	41,686	20	3	253,754	—	253,754
Financial investments	103,379	3,212	2,334	161	—	109,086	(20)	109,066
Assets held for sale	67,616	17,993	13,972	2,333	642	102,556	(415)	102,141
Other assets	91,006	11,126	8,875	290	152	111,449	(55)	111,394
– endorsements and acceptances	2,350	3,059	2,815	175	25	8,424	(17)	8,407
– accrued income and other	88,656	8,067	6,060	115	127	103,025	(38)	102,987
Debt instruments measured at fair value through other comprehensive income[1]	260,654	9,957	5,730	1,910	7	278,258	(126)	278,132
Out-of-scope for IFRS 9 ECL
Trading assets	91,330	14,371	23,414	820	133	130,068	—	130,068
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss	49,602	11,116	3,145	187	—	64,050	—	64,050
Derivatives	241,918	34,181	7,843	181	36	284,159	—	284,159
Assets held for sale	15,254	—	—	—	—	15,254	—	15,254
Total gross carrying amount on balance sheet	2,052,717	346,491	309,723	36,656	20,688	2,766,275	(12,135)	2,754,140
Percentage of total credit quality (%)	74.2	12.6	11.2	1.3	0.7	100	—	—
Loan and other credit-related commitments	402,972	132,402	74,410	7,632	1,372	618,788	(386)	618,402
Financial guarantees	8,281	4,669	4,571	1,013	249	18,783	(52)	18,731
In-scope: Irrevocable loan commitments and financial guarantees	411,253	137,071	78,981	8,645	1,621	637,571	(438)	637,133
Loan and other credit-related commitments	76,098	69,667	59,452	3,360	489	209,066	—	209,066
Performance and other guarantees	37,943	30,029	17,732	2,137	399	88,240	(110)	88,130
Out-of-scope: Revocable loan commitments and non-financial guarantees	114,041	99,696	77,184	5,497	888	297,306	(110)	297,196
1For the purposes of this disclosure, gross carrying amount is defined as the amortised cost of a financial asset before adjusting for any loss allowance.
As such, the gross carrying amount of debt instruments at FVOCI as presented above will not reconcile to the balance sheet as it excludes fair value gains and losses.

Distribution of financial instruments to which the impairment requirements in IFRS 9 are applied, by credit quality and stage allocation
(Audited)
	Gross carrying/notional amount						Allowance for ECL	Net
	Strong	Good	Satisfactory	Sub- standard	Credit impaired	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers at amortised cost	497,665	206,476	197,582	28,532	19,354	949,609	(11,074)	938,535
– stage 1	478,422	177,410	147,940	5,612	—	809,384	(1,130)	808,254
– stage 2	19,243	29,066	49,642	22,920	—	120,871	(2,964)	117,907
– stage 3	—	—	—	—	19,273	19,273	(6,950)	12,323
– POCI	—	—	—	—	81	81	(30)	51
Loans and advances to banks at amortised cost	101,057	4,640	6,363	855	2	112,917	(15)	112,902
– stage 1	101,011	4,631	5,550	287	—	111,479	(10)	111,469
– stage 2	46	9	813	568	—	1,436	(3)	1,433
– stage 3	—	—	—	—	2	2	(2)	—
– POCI	—	—	—	—	—	—	—	—
Other financial assets measured at amortised cost	815,259	80,151	60,197	4,000	664	960,271	(422)	959,849
– stage 1	814,776	78,486	53,095	516	—	946,873	(109)	946,764
– stage 2	483	1,665	7,102	3,484	—	12,734	(132)	12,602
– stage 3	—	—	—	—	664	664	(181)	483
– POCI	—	—	—	—	—	—	—	—
Loan and other credit-related commitments	436,359	142,500	73,230	7,782	1,144	661,015	(367)	660,648
– stage 1	432,017	135,192	61,213	2,527	—	630,949	(153)	630,796
– stage 2	4,342	7,308	12,017	5,255	—	28,922	(128)	28,794
– stage 3	—	—	—	—	1,140	1,140	(86)	1,054
– POCI	—	—	—	—	4	4	—	4
Financial guarantees	7,700	4,146	4,080	699	384	17,009	(39)	16,970
– stage 1	7,497	3,943	3,204	102	—	14,746	(7)	14,739
– stage 2	203	203	876	597	—	1,879	(7)	1,872
– stage 3	—	—	—	—	384	384	(25)	359
– POCI	—	—	—	—	—	—	—	—
At 31 Dec 2023	1,858,040	437,913	341,452	41,868	21,548	2,700,821	(11,917)	2,688,904
Debt instruments at FVOCI[1]
– stage 1	288,909	12,037	7,579	—	—	308,525	(37)	308,488
– stage 2	50	—	318	805	—	1,173	(59)	1,114
– stage 3	—	—	—	—	5	5	(1)	4
– POCI	—	—	—	—	—	—	—	—
At 31 Dec 2023	288,959	12,037	7,897	805	5	309,703	(97)	309,606

Loans and advances to customers at amortised cost	492,711	196,735	196,486	29,443	19,633	935,008	(11,447)	923,561
– stage 1	458,706	170,055	142,408	5,130	—	776,299	(1,092)	775,207
– stage 2	34,005	26,680	54,078	24,313	—	139,076	(3,488)	135,588
– stage 3	—	—	—	—	19,504	19,504	(6,829)	12,675
– POCI	—	—	—	—	129	129	(38)	91
Loans and advances to banks at amortised cost	92,675	4,833	5,643	1,311	82	104,544	(69)	104,475
– stage 1	92,377	4,465	5,466	415	—	102,723	(18)	102,705
– stage 2	298	368	177	896	—	1,739	(29)	1,710
– stage 3	—	—	—	—	82	82	(22)	60
– POCI	—	—	—	—	—	—	—	—
Other financial assets measured at amortised cost	808,573	75,298	67,462	2,804	797	954,934	(493)	954,441
– stage 1	807,893	70,794	59,887	224	—	938,798	(95)	938,703
– stage 2	680	4,504	7,575	2,580	—	15,339	(165)	15,174
– stage 3	—	—	—	—	797	797	(233)	564
– POCI	—	—	—	—	—	—	—	—
Loan and other credit-related commitments	402,972	132,402	74,410	7,632	1,372	618,788	(386)	618,402
– stage 1	398,120	121,581	60,990	2,692	—	583,383	(141)	583,242
– stage 2	4,852	10,821	13,420	4,940	—	34,033	(180)	33,853
– stage 3	—	—	—	—	1,372	1,372	(65)	1,307
– POCI	—	—	—	—	—	—	—	—
Financial guarantees	8,281	4,669	4,571	1,013	249	18,783	(52)	18,731
– stage 1	8,189	4,245	3,488	149	—	16,071	(6)	16,065
– stage 2	92	424	1,083	864	—	2,463	(13)	2,450
– stage 3	—	—	—	—	249	249	(33)	216
– POCI	—	—	—	—	—	—	—	—
At 31 Dec 2022	1,805,212	413,937	348,572	42,203	22,133	2,632,057	(12,447)	2,619,610
Debt instruments at FVOCI[1]
– stage 1	260,411	9,852	5,446	—	—	275,709	(67)	275,642
– stage 2	243	105	284	1,910	—	2,542	(58)	2,484
– stage 3	—	—	—	—	5	5	(1)	4
– POCI	—	—	—	—	2	2	—	2
At 31 Dec 2022	260,654	9,957	5,730	1,910	7	278,258	(126)	278,132
1For the purposes of this disclosure, gross carrying amount is defined as the amortised cost of a financial asset before adjusting for any loss allowance.
As such, the gross carrying amount of debt instruments at FVOCI as presented above will not reconcile to the balance sheet as it excludes fair value gains and losses.

Disclosure of macroeconomic variables and probabilities
The following tables describe key macroeconomic variables in the consensus Central scenario.

Consensus Central scenario 2024–2028 (as at 4Q23)
	UK	US	Hong Kong	Mainland China	Canada	France	UAE	Mexico
GDP (annual average growth rate, %)
2024	0.3	1.0	2.6	4.5	0.8	0.8	3.7	1.9
2025	1.2	1.8	2.7	4.4	2.0	1.5	4.0	2.2
2026	1.7	2.1	2.6	4.3	2.0	1.6	3.8	2.3
2027	1.6	2.0	2.6	3.8	2.0	1.5	3.4	2.4
2028	1.6	2.0	2.6	3.9	2.0	1.5	3.4	2.4
5-year average[1]	1.3	1.8	2.6	4.2	1.7	1.4	3.6	2.2
Unemployment rate (%)
2024	4.7	4.3	3.0	5.2	6.2	7.5	2.6	2.9
2025	4.6	4.2	3.0	5.1	5.9	7.3	2.6	2.9
2026	4.3	4.0	3.2	5.1	5.7	7.0	2.6	2.9
2027	4.2	4.0	3.2	5.1	5.7	6.8	2.6	2.9
2028	4.2	4.0	3.2	5.1	5.7	6.8	2.6	2.9
5-year average[1]	4.4	4.1	3.1	5.1	5.8	7.1	2.6	2.9
House prices (annual average growth rate, %)
2024	(5.5)	2.9	(6.6)	(0.6)	(4.8)	(1.0)	12.6	6.5
2025	0.1	2.7	(0.7)	1.1	2.2	2.4	7.7	4.2
2026	3.5	3.1	2.6	2.6	2.8	4.0	4.4	4.2
2027	3.0	2.7	2.8	4.0	2.4	4.4	2.6	4.0
2028	3.0	2.1	3.0	4.5	2.8	4.0	2.3	4.0
5-year average[1]	0.8	2.7	0.2	2.3	1.1	2.8	5.9	4.6
Inflation (annual average growth rate, %)
2024	3.2	2.7	2.1	1.8	2.6	2.7	2.3	4.2
2025	2.2	2.2	2.1	2.0	2.1	1.8	2.2	3.6
2026	2.2	2.3	2.2	2.1	2.1	1.7	2.1	3.5
2027	2.3	2.2	2.4	2.0	2.1	1.9	2.1	3.5
2028	2.3	2.2	2.4	2.0	2.1	2.1	2.1	3.5
5-year average	2.4	2.3	2.2	2.0	2.2	2.0	2.1	3.7
Central bank policy rate (annual average, %)
2024	5.0	5.0	5.4	4.1	4.7	3.6	5.1	10.4
2025	4.3	4.0	4.4	4.2	3.9	2.8	4.1	8.6
2026	3.9	3.7	4.1	4.4	3.4	2.6	3.7	7.9
2027	3.8	3.7	4.1	4.6	3.2	2.6	3.7	7.9
2028	3.7	3.8	4.1	4.8	3.3	2.7	3.8	8.1
5-year average[1]	4.1	4.1	4.4	4.4	3.7	2.9	4.1	8.6
1  The five-year average is calculated over a projected period of 20 quarters from 1Q24 to 4Q28.

Consensus Central scenario 2023–2027 (as at 4Q22)
	UK	US	Hong Kong	Mainland China	Canada	France	UAE[2]	Mexico
GDP (annual average growth rate, %)
2023	(0.8)	0.2	2.7	4.6	0.6	0.2	3.7	1.2
2024	1.3	1.5	3.0	4.8	1.9	1.6	3.7	2.0
2025	1.7	2.0	2.7	4.7	2.0	1.5	3.1	2.3
2026	1.7	2.0	2.6	4.4	1.8	1.4	2.8	2.0
2027	1.7	2.0	2.6	4.4	1.8	1.4	2.9	2.0
5-year average[1]	1.1	1.5	2.7	4.6	1.6	1.2	3.2	1.9
Unemployment rate (%)
2023	4.4	4.3	3.7	5.2	6.1	7.6	2.9	3.7
2024	4.6	4.5	3.5	5.1	5.9	7.5	2.8	3.7
2025	4.3	4.2	3.4	5.0	6.0	7.3	2.8	3.5
2026	4.1	3.9	3.3	4.9	5.9	7.2	2.8	3.5
2027	4.1	4.0	3.3	4.8	5.9	7.2	2.8	3.5
5-year average[1]	4.3	4.2	3.4	5.0	5.9	7.3	2.8	3.6
House prices (annual average growth rate, %)
2023	0.2	(2.5)	(10.0)	(0.1)	(15.6)	1.8	5.9	7.9
2024	(3.8)	(3.2)	(3.0)	2.9	(1.2)	2.0	5.2	5.2
2025	0.7	(1.0)	1.7	3.5	4.0	3.1	4.5	4.2
2026	2.1	0.7	2.8	4.1	4.1	3.5	3.3	4.1
2027	2.7	2.5	3.4	4.3	3.0	3.6	2.9	3.9
5-year average[1]	0.4	(0.7)	(1.0)	2.9	(1.1)	2.8	4.4	5.1
Inflation (annual average growth rate,%)
2023	6.9	4.1	2.1	2.4	3.5	4.6	3.2	5.7
2024	2.5	2.5	2.1	2.2	2.2	2.0	2.2	4.1
2025	2.1	2.2	2.0	2.2	2.1	1.8	2.1	3.7
2026	2.0	2.3	2.1	2.1	2.0	1.7	2.1	3.7
2027	2.0	2.3	2.1	2.1	2.0	1.7	2.1	3.7
5-year average[1]	3.1	2.7	2.1	2.2	2.4	2.4	2.3	4.2
Central bank policy rate (annual average, %)
2023	4.4	4.7	5.2	4.6	4.3	2.7	6.1	10.3
2024	4.2	3.8	4.3	4.9	3.9	2.7	5.2	8.1
2025	3.7	3.0	3.5	5.1	3.4	2.4	4.4	7.2
2026	3.4	2.9	3.3	5.3	3.1	2.3	4.3	7.3
2027	3.1	2.9	3.3	5.5	3.2	2.3	4.3	7.8
5-year average[1]	3.8	3.5	3.9	5.1	3.6	2.5	4.9	8.1
1  The five-year average is calculated over a projected period of 20 quarters from 1Q23 to 4Q27.
The following tables describe key macroeconomic variables in the consensus Upside scenario.

Consensus Upside scenario 2024–2028 (as at 4Q23)
	UK		US		Hong Kong		Mainland China		Canada		France		UAE		Mexico
GDP level (%, start-to-peak)[1]	10.8	(4Q28)	14.3	(4Q28)	21.8	(4Q28)	30.4	(4Q28)	14.9	(4Q28)	10.4	(4Q28)	30.7	(4Q28)	17.8	(4Q28)
Unemployment rate (%, min)[2]	3.1	(4Q24)	3.1	(2Q25)	2.4	(3Q24)	4.8	(4Q25)	5.1	(4Q25)	6.2	(4Q25)	2.0	(4Q25)	2.4	(3Q24)
House price index (%, start-to-peak)[1]	13.0	(4Q28)	21.9	(4Q28)	17.9	(4Q28)	19.7	(4Q28)	21.0	(4Q28)	19.6	(4Q28)	34.2	(4Q28)	30.6	(4Q28)
Inflation rate (YoY % change, min)[3]	1.3	(2Q25)	1.4	(1Q25)	0.3	(4Q24)	0.6	(3Q24)	1.1	(1Q25)	1.5	(3Q24)	1.4	(1Q25)	2.7	(1Q25)
Central bank policy rate (%, min)[2]	3.7	(3Q28)	3.7	(2Q27)	4.1	(1Q27)	4.0	(2Q24)	3.2	(2Q27)	2.6	(2Q26)	3.7	(1Q27)	7.8	(2Q25)
1Cumulative change to the highest level of the series during the 20-quarter projection.
2Lowest projected unemployment or policy interest rate in the scenario.
3Lowest projected year-on-year percentage change in inflation in the scenario.

Consensus Upside scenario 2023–2027 (as at 4Q22)
	UK		US		Hong Kong		Mainland China		Canada		France		UAE		Mexico
GDP level (%, start-to-peak)[1]	14.6	(4Q27)	13.6	(4Q27)	23.3	(4Q27)	31.5	(4Q27)	14.0	(4Q27)	10.2	(4Q27)	26.4	(4Q27)	16.4	(4Q27)
Unemployment rate (%, min)[2]	3.5	(4Q23)	3.1	(3Q23)	3.0	(4Q23)	4.7	(3Q24)	5.2	(3Q24)	6.5	(4Q24)	2.2	(3Q24)	3.1	(3Q23)
House price index (%, start-to-peak)[1]	7.8	(4Q27)	3.9	(4Q27)	8.6	(4Q27)	26.3	(4Q27)	12.3	(4Q27)	17.0	(4Q27)	30.6	(4Q27)	33.0	(4Q27)
Inflation rate (YoY % change, min)[3]	0.7	(1Q24)	1.6	(1Q24)	(0.1)	(4Q23)	0.8	(4Q23)	1.0	(1Q24)	0.8	(4Q23)	1.5	(3Q24)	3.2	(1Q24)
Central bank policy rate (%, min)[2]	3.1	(4Q27)	2.9	(1Q27)	3.3	(1Q27)	4.4	(1Q23)	3.1	(3Q26)	2.3	(3Q26)	4.3	(1Q27)	7.1	(3Q25)
1Cumulative change to the highest level of the series during the 20-quarter projection.
2Lowest projected unemployment or policy interest rate in the scenario.
3Lowest projected year-on-year percentage change in inflation in the scenario.
The following tables describe key macroeconomic variables in the consensus Downside scenario.

Consensus Downside scenario 2024–2028 (as at 4Q23)
	UK		US		Hong Kong		Mainland China		Canada		France		UAE		Mexico
GDP level (%, start-to-trough)[1]	(1.0)	(2Q25)	(1.4)	(3Q24)	(1.6)	(3Q25)	(1.5)	(1Q24)	(1.7)	(3Q24)	(0.3)	(2Q24)	1.4	(1Q24)	(0.3)	(4Q24)
Unemployment rate (%, max)[2]	6.4	(1Q25)	5.6	(4Q24)	4.7	(4Q25)	6.9	(4Q25)	7.4	(3Q24)	8.5	(4Q24)	3.7	(4Q25)	3.5	(4Q25)
House price index (%, start-to-trough)[1]	(12.0)	(2Q25)	(1.3)	(3Q24)	(9.6)	(4Q24)	(7.1)	(3Q25)	(12.0)	(3Q25)	(1.2)	(3Q24)	0.3	(1Q24)	1.2	(1Q24)
Inflation rate (YoY % change, max)[3]	4.1	(1Q24)	3.5	(4Q24)	3.8	(3Q24)	3.5	(4Q24)	3.4	(2Q24)	3.8	(2Q24)	3.0	(1Q24)	6.5	(4Q24)
Central bank policy rate (%, max)[2]	5.7	(1Q24)	5.6	(1Q24)	6.0	(1Q24)	4.1	(3Q24)	5.6	(1Q24)	4.2	(1Q24)	5.7	(1Q24)	12.0	(3Q24)
1Cumulative change to the lowest level of the series during the 20-quarter projection.
2The highest projected unemployment or policy interest rate in the scenario.
3The highest projected year-on-year percentage change in inflation in the scenario.

Consensus Downside scenario 2023–2027 (as at 4Q22)
	UK		US		Hong Kong		Mainland China		Canada		France		UAE		Mexico
GDP level (%, start-to-trough)[1]	(3.0)	(1Q25)	(4.0)	(4Q24)	(2.3)	(3Q24)	(1.7)	(2Q23)	(3.9)	(4Q23)	(0.9)	(2Q23)	0.1	(1Q23)	(2.8)	(4Q24)
Unemployment rate (%, max)[2]	5.8	(2Q24)	5.9	(1Q24)	5.2	(3Q24)	5.9	(4Q23)	7.6	(3Q23)	8.8	(4Q23)	4.1	(3Q23)	4.4	(1Q23)
House price index (%, start-to-trough)[1]	(15.0)	(4Q24)	(11.6)	(4Q25)	(11.9)	(1Q24)	(1.0)	(4Q23)	(20.1)	(4Q24)	(0.7)	(3Q23)	(4.0)	(3Q23)	1.2	(1Q23)
Inflation rate (YoY % change, max)[3]	10.8	(1Q23)	6.2	(1Q23)	3.7	(4Q23)	4.0	(4Q23)	6.0	(1Q23)	7.2	(1Q23)	4.5	(1Q23)	7.9	(1Q23)
Central bank policy rate (%, max)[2]	5.1	(3Q23)	5.2	(3Q23)	5.7	(3Q23)	5.2	(4Q23)	5.6	(3Q23)	3.4	(4Q23)	6.6	(3Q23)	12.1	(3Q23)
1Cumulative change to the lowest level of the series during the 20-quarter projection.
2The highest projected unemployment or policy interest rate in the scenario.
3The highest projected year-on-year percentage change in inflation in the scenario.The following tables describe key macroeconomic variables in the Downside 2 scenario.

Downside 2 scenario 2024–2028 (as at 4Q23)
	UK		US		Hong Kong		Mainland China		Canada		France		UAE		Mexico
GDP level (%, start-to-trough)[1]	(8.8)	(2Q25)	(4.6)	(1Q25)	(8.2)	(1Q25)	(6.4)	(1Q25)	(4.8)	(1Q25)	(6.6)	(1Q25)	(4.9)	(2Q25)	(8.1)	(2Q25)
Unemployment rate (%, max)[2]	8.4	(2Q25)	9.3	(2Q25)	6.4	(4Q24)	7.0	(4Q25)	11.9	(1Q25)	10.2	(4Q25)	4.3	(3Q24)	4.9	(2Q25)
House price index (%, start-to-trough)[1]	(30.2)	(4Q25)	(14.7)	(4Q24)	(32.8)	(3Q26)	(25.5)	(4Q25)	(42.7)	(2Q25)	(14.5)	(2Q26)	(2.9)	(4Q25)	1.2	(1Q24)
Inflation rate (YoY % change, max)[3]	10.1	(2Q24)	4.8	(2Q24)	4.1	(3Q24)	4.1	(4Q24)	5.4	(2Q24)	8.6	(2Q24)	3.5	(2Q24)	7.0	(4Q24)
Central bank policy rate (%, max)[2]	6.0	(1Q24)	6.1	(1Q24)	6.4	(1Q24)	4.8	(3Q24)	5.8	(1Q24)	5.2	(1Q24)	6.1	(1Q24)	12.7	(3Q24)
1Cumulative change to the lowest level of the series during the 20-quarter projection.
2 The highest projected unemployment or policy interest rate in the scenario.
3 The highest projected year-on-year percentage change in inflation in the scenario.

Downside 2 scenario 2023–2027 (as at 4Q22)
	UK		US		Hong Kong		Mainland China		Canada		France		UAE		Mexico
GDP level (%, start-to-trough)[1]	(7.5)	(2Q24)	(5.2)	(2Q24)	(10.1)	(2Q24)	(6.9)	(1Q24)	(7.1)	(4Q24)	(7.4)	(2Q24)	(4.3)	(2Q24)	(8.2)	(2Q24)
Unemployment rate (%, max)[2]	8.7	(2Q24)	9.5	(4Q24)	5.8	(1Q24)	6.8	(4Q24)	11.6	(2Q24)	10.3	(4Q24)	4.6	(2Q24)	5.6	(2Q24)
House price index (%, start-to-trough)[1]	(32.9)	(1Q25)	(21.6)	(1Q24)	(26.6)	(2Q26)	(23.2)	(4Q24)	(41.2)	(3Q24)	(11.4)	(2Q25)	(4.8)	(2Q24)	1.1	(1Q23)
Inflation rate (YoY % change, max)[3]	13.5	(2Q23)	6.3	(1Q23)	4.3	(4Q23)	4.6	(4Q23)	6.5	(1Q23)	10.4	(2Q23)	4.8	(1Q23)	7.9	(1Q23)
Central bank policy rate (%, max)[2]	5.6	(4Q23)	5.5	(3Q23)	5.9	(3Q23)	5.1	(3Q23)	6.1	(3Q23)	4.1	(4Q23)	6.8	(3Q23)	12.3	(3Q23)
1Cumulative change to the lowest level of the series during the 20-quarter projection.
2 The highest projected unemployment or policy interest rate in the scenario.
3 The highest projected year-on-year percentage change in inflation in the scenario.
The following tables describe the probabilities assigned in each scenario.

Scenario weightings, %
	Standard weights	UK	US	Hong Kong	Mainland China	Canada	France	UAE	Mexico
4Q23
Upside scenario	10	10	10	10	10	10	10	10	10
Central scenario	75	75	75	75	75	75	75	75	75
Downside scenario	10	10	10	10	10	10	10	10	10
Downside 2 scenario	5	5	5	5	5	5	5	5	5

4Q22
Upside scenario	10	5	5	20	20	5	5	5	5
Central scenario	75	60	70	55	55	70	60	70	70
Downside scenario	10	25	20	20	20	15	25	20	20
Downside 2 scenario	5	10	5	5	5	10	10	5	5
Wholesale analysis

IFRS 9 ECL sensitivity to future economic conditions[1,2,3]
	Reported Gross carrying amount[4]	Reported allowance for ECL	Consensus Central scenario allowance for ECL	Consensus Upside scenario allowance for ECL	Consensus Downside scenario allowance for ECL	Downside 2 scenario allowance for ECL
By geography at 31 Dec 2023	$m	$m	$m	$m	$m	$m
UK	426,427	820	754	599	1,041	2,487
US	191,104	215	199	189	268	441
Hong Kong	447,480	609	566	433	807	1,393
Mainland China	129,945	258	217	142	414	945
Canada[5]	84,092	89	75	56	107	487
Mexico	30,159	60	56	46	73	226
UAE	52,074	32	32	30	34	40
France	178,827	98	102	90	124	141
Other geographies[6]	450,271	325	298	245	410	882
Total	1,990,378	2,507	2,301	1,829	3,278	7,043
of which:
Stage 1	1,820,843	754	702	553	860	854
Stage 2	169,535	1,753	1,599	1,276	2,418	6,189

By geography at 31 Dec 2022
UK	421,685	769	624	484	833	2,240
US	190,858	277	241	227	337	801
Hong Kong	415,875	925	819	592	1,315	2,161
Mainland China	125,466	295	242	144	415	1,227
Canada[5]	83,274	126	80	60	148	579
Mexico	26,096	88	80	67	116	313
UAE	45,064	45	41	30	55	93
France	173,146	110	102	90	121	145
Other geographies[6]	445,758	447	384	304	527	1,054
Total	1,927,222	3,083	2,612	2,000	3,866	8,612
1Allowance for ECL sensitivity includes off-balance sheet financial instruments. These are subject to significant measurement uncertainty.
2Includes low credit-risk financial instruments such as debt instruments at FVOCI, which have high carrying amounts but low ECL under all the above scenarios.
3Excludes defaulted obligors. For a detailed breakdown of performing and non-performing wholesale portfolio exposures, see page 212.
4Staging refers only to probability-weighted/reported gross carrying amount. Stage allocation of gross exposures varies by scenario, with higher allocation to stage 2 under the Downside 2 scenario.
5Classified as held for sale at 31 December 2023 and 31 December 2022.
6  Includes small portfolios that use less complex modelling approaches and are not sensitive to macroeconomic changes.

IFRS 9 ECL sensitivity to future economic conditions[1]
	Reported gross carrying amount	Reported allowance for ECL	Consensus Central scenario allowance for ECL	Consensus Upside scenario allowance for ECL	Consensus Downside scenario allowance for ECL	Downside 2 scenario allowance for ECL
By geography at 31 December 2023	$m	$m	$m	$m	$m	$m
UK
Mortgages	161,127	189	180	172	201	334
Credit cards	7,582	344	340	302	353	486
Other	8,183	341	333	273	383	515
Mexico
Mortgages	8,666	188	180	150	235	363
Credit cards	2,445	295	286	206	376	489
Other	4,529	513	503	426	600	731
Hong Kong
Mortgages	106,136	2	2	1	3	5
Credit cards	9,128	287	239	214	395	887
Other	6,269	109	100	88	124	256
UAE
Mortgages	2,001	25	25	25	25	25
Credit cards	471	24	24	22	25	32
Other	721	20	20	19	21	28
France[3]
Mortgages	20,589	50	50	50	51	51
Other	1,328	44	44	43	45	48
US
Mortgages	14,385	8	4	3	4	10
Credit cards	204	15	15	10	15	16
Canada[2]
Mortgages	25,464	67	65	64	70	99
Credit cards	338	13	13	12	16	15
Other	1,368	13	13	12	14	33
Other geographies
Mortgages	55,368	152	149	144	158	198
Credit cards	3,655	173	166	151	202	291
Other	2,416	91	86	83	95	137
Total	442,373	2,962	2,835	2,471	3,411	5,049
of which: mortgages
Stage 1	347,874	101	92	77	145	303
Stage 2	43,451	264	249	225	280	429
Stage 3	2,412	316	314	307	322	352
of which: credit cards
Stage 1	18,557	249	232	180	329	604
Stage 2	4,953	707	657	546	859	1,415
Stage 3	312	193	193	192	194	197
of which: others
Stage 1	19,551	218	151	205	272	501
Stage 2	4,542	540	423	519	636	868
Stage 3	722	373	370	373	375	379

IFRS 9 ECL sensitivity to future economic conditions[1] (continued)
	Reported gross carrying amount	Reported allowance for ECL	Consensus Central scenario allowance for ECL	Consensus Upside scenario allowance for ECL	Consensus Downside scenario allowance for ECL	Downside 2 scenario allowance for ECL
By geography at 31 December 2022	$m	$m	$m	$m	$m	$m
UK
Mortgages	147,306	204	188	183	189	399
Credit cards	6,518	455	434	396	442	719
Other	7,486	368	333	274	383	605
Mexico
Mortgages	6,319	152	127	102	183	270
Credit cards	1,616	198	162	97	233	289
Other	3,447	438	400	318	503	618
Hong Kong
Mortgages	100,107	1	1	—	1	1
Credit cards	8,003	261	227	180	417	648
Other	5,899	85	81	74	100	123
UAE
Mortgages	2,170	37	37	36	38	38
Credit cards	441	41	37	21	68	86
Other	718	17	17	15	19	22
France
Mortgages	21,440	51	50	50	51	52
Other	1,433	54	53	52	55	59
US
Mortgages	13,489	7	6	6	8	15
Credit cards	219	26	25	23	27	36
Canada
Mortgages	25,163	45	44	43	46	58
Credit cards	299	10	9	8	11	11
Other	1,399	16	14	13	17	36
Other geographies
Mortgages	56,383	199	190	183	205	253
Credit cards	3,871	192	176	150	219	324
Other	3,630	115	111	107	119	159
Total	417,356	2,972	2,722	2,331	3,334	4,821
1  Allowance for ECL sensitivities exclude portfolios utilising less complex modelling approaches.
2  Classified as ‘assets held for sale’ at 31 December 2023.
3  Includes balances and allowance for ECL, which have been reclassified from ‘loans and advances to customers’ to ‘assets held for sale’ in the balance sheet at 31 December 2023. This also includes any balances and allowance for ECL, which continue to be reported as personal lending in ‘loans and advances to customers’ that are in accordance with the basis of inclusion for retail sensitivity analysis.
Based upon the sensitivity tables presented
above, if the Group allowance for ECL balance was estimated solely on the basis of the Central scenario, Downside scenario or the
Downside 2 scenario at 31 December 2023, it would increase/
(decrease) as presented in the below table.

	Retail[1]	Wholesale[1]
Total Group ECL at 31 December 2023	$bn	$bn
Reported allowance for ECL	3.0	2.5
Scenarios
100% Consensus Central scenario	(0.1)	(0.2)
100% Consensus Upside scenario	(0.5)	(0.7)
100% Consensus Downside scenario	0.4	0.8
100% Downside 2 scenario	2.1	4.5

Total Group ECL at 31 December 2022
Reported allowance for ECL	3.0	3.1
Scenarios
100% Consensus Central scenario	(0.2)	(0.5)
100% Consensus Upside scenario	(0.6)	(1.1)
100% Consensus Downside scenario	0.4	0.8
100% Downside 2 scenario	1.8	5.5
1On the same basis as retail and wholesale sensitivity analysis.

Reconciliation from reported exposure and ECL to sensitised exposure and weighted ECL
	Wholesale		Retail		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m
Included in sensitivity analysis	1,990,378	(2,507)	442,373	(2,962)	2,432,751	(5,469)
– Exclusions from sensitivity as described in the section above[1]	17,024	(6,237)	308,569	(93)	325,593	(6,330)
– Debt instruments measured at fair value through other comprehensive income[2]	(302,348)	97	—	—	(302,348)	97
– Performance guarantees[2]	(93,312)	35	—	—	(93,312)	35
– Other financial assets at amortised cost not presented as wholesale or personal lending, including held for sale[2]	(579,534)	93	(41,129)	174	(620,663)	267
– Other[3]	2,704	(84)	(4,175)	(11)	(1,471)	(95)
As reported in the Summary of credit risk (excluding debt instruments measured at FVOCI) by stage distribution and ECL coverage by industry sector at 31 December 2023	1,034,912	(8,603)	705,638	(2,892)	1,740,550	(11,495)
Other financial assets at amortised cost					960,271	(422)
Total reported in the Summary of credit risk (excluding debt instruments measured at FVOCI) by stage distribution and ECL coverage by industry sector at 31 December 2023					2,700,821	(11,917)
1  Comprises wholesale defaulted obligors, retail portfolios utilising less complex modelling approaches, private banking and insurance.
2  The sensitivity analysis includes certain items reported in Other assets at amortised cost, which are not allocated to an industry in the credit tables. It also includes FVOCI and performance guarantees, which are presented separately in the credit tables.
3  Includes FX and other operational variances.

Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees
(Audited)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2023	1,433,643	(1,257)	177,223	(3,710)	21,207	(6,949)	129	(38)	1,632,202	(11,954)
Transfers of financial instruments:	(18,948)	(1,048)	10,286	2,228	8,662	(1,180)	—	—	—	—
–transfers from stage 1 to stage 2	(150,728)	442	150,728	(442)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	133,079	(1,467)	(133,079)	1,467	—	—	—	—	—	—
– transfers to stage 3	(1,986)	23	(8,600)	1,379	10,586	(1,402)	—	—	—	—
– transfers from stage 3	687	(46)	1,237	(176)	(1,924)	222	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	917	—	(973)	—	(124)	—	—	—	(180)
Net new and further lending/repayments	77,693	(185)	(36,795)	661	(4,956)	1,117	(36)	3	35,906	1,596
Changes to risk parameters – credit quality	—	307	—	(1,262)	—	(3,896)	—	21	—	(4,830)
Changes to models used for ECL calculation	—	(22)	—	46	—	7	—	—	—	31
Assets written off	—	—	—	—	(3,922)	3,922	—	—	(3,922)	3,922
Credit-related modifications that resulted in derecognition	—	—	—	—	(119)	95	—	—	(119)	95
Foreign exchange and others[1]	4,417	(12)	2,370	(92)	(73)	(55)	(8)	(16)	6,706	(175)
At 31 Dec 2023	1,496,805	(1,300)	153,084	(3,102)	20,799	(7,063)	85	(30)	1,670,773	(11,495)
ECL income statement change for the period		1,017		(1,528)		(2,896)		24		(3,383)
Recoveries										268
Others										(195)
Total ECL income statement change for the period										(3,310)
1Total includes $7.7bn of gross carrying loans and advances to customers and banks, which were classified to assets held for sale, and a corresponding allowance for ECL of $70m, reflecting business disposals as disclosed in Note 23 ‘Assets held for sale and liabilities of disposal groups held for sale’
on page 428.

	At 31 Dec 2023		12 months ended 31 Dec 2023
	Gross carrying/ nominal amount	Allowance for ECL	ECL charge
	$m	$m	$m
As above	1,670,773	(11,495)	(3,310)
Other financial assets measured at amortised cost	960,271	(422)	(35)
Non-trading reverse purchase agreement commitments	69,777	—	—
Performance and other guarantees not considered for IFRS 9	—	—	(44)
Summary of financial instruments to which the impairment requirements in IFRS 9 are applied/Summary consolidated income statement	2,700,821	(11,917)	(3,389)
Debt instruments measured at FVOCI	302,348	(97)	(58)
Total allowance for ECL/total income statement ECL change for the period	n/a	(12,014)	(3,447)

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees
(Audited)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross exposure	Allowance/ provision for ECL	Gross exposure	Allowance/ provision for ECL	Gross exposure	Allowance/ provision for ECL	Gross exposure	Allowance/ provision for ECL	Gross exposure	Allowance/ provision for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2022	1,575,808	(1,552)	155,654	(3,323)	19,796	(6,928)	275	(64)	1,751,533	(11,867)
Transfers of financial instruments:	(98,940)	(794)	88,974	1,616	9,966	(822)	—	—	—	—
– transfers from stage 1 to stage 2	(225,458)	469	225,458	(469)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	128,170	(1,211)	(128,170)	1,211	—	—	—	—	—	—
– transfers to stage 3	(2,392)	9	(10,083)	1,132	12,475	(1,141)	—	—	—	—
– transfers from stage 3	740	(61)	1,769	(258)	(2,509)	319	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	735	—	(948)	—	(148)	—	—	—	(361)
Net new and further lending/ repayments	99,253	(175)	(44,877)	435	(3,399)	674	(133)	3	50,844	937
Changes to risk parameters – credit quality	—	400	—	(1,671)	—	(3,019)	—	32	—	(4,258)
Changes to models used for ECL calculation	—	4	—	(151)	—	13	—	—	—	(134)
Assets written off	—	—	—	—	(2,791)	2,791	(10)	10	(2,801)	2,801
Credit-related modifications that resulted in derecognition	—	—	—	—	(32)	9	—	—	(32)	9
Foreign exchange and others[1]	(142,478)	125	(22,528)	332	(2,333)	481	(3)	(19)	(167,342)	919
At 31 Dec 2022	1,433,643	(1,257)	177,223	(3,710)	21,207	(6,949)	129	(38)	1,632,202	(11,954)
ECL income statement change for the period	—	964	—	(2,335)	0	(2,480)	—	35	—	(3,816)
Recoveries	—	—	—	—	—	—	—	—	—	316
Others	—	—	—	—	—	—	—	—	—	(28)
Total ECL income statement change for the period	—	—	—	—	—	—	—	—	—	(3,528)
1  Total includes $82.7bn of gross carrying loans and advances to customers and banks, which were classified to assets held for sale, and a corresponding allowance for ECL of $426m, reflecting business disposals as disclosed in Note 23 ‘Assets held for sale and liabilities of disposal groups held for sale’ on page 428.

	At 31 Dec 2022		12 months ended 31 Dec 2022
	Gross carrying/ nominal amount	Allowance for ECL	ECL charge
	$m	$m	$m
As above	1,632,202	(11,954)	(3,528)
Other financial assets measured at amortised cost	954,934	(493)	(38)
Non-trading reverse purchase agreement commitments	44,921	—	—
Performance and other guarantees not considered for IFRS 9	—	—	39
Summary of financial instruments to which the impairment requirements in IFRS 9 are applied/Summary consolidated income statement	2,632,057	(12,447)	(3,527)
Debt instruments measured at FVOCI	265,147	(126)	(57)
Total allowance for ECL/total income statement ECL change for the period	n/a	(12,573)	(3,584)

Wholesale lending – reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees
(Audited)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2022	880,181	(860)	137,493	(2,103)	14,685	(5,702)	275	(64)	1,032,634	(8,729)
Transfers of financial instruments:	(58,104)	(298)	49,485	942	8,619	(644)	—	—	—	—
– transfers from stage 1 to stage 2	(157,443)	202	157,443	(202)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	100,810	(484)	(100,810)	484	—	—	—	—	—	—
– transfers to stage 3	(1,829)	8	(8,101)	770	9,930	(778)	—	—	—	—
– transfers from stage 3	358	(24)	953	(110)	(1,311)	134	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	240	—	(369)	—	(63)	—	—	—	(192)
Net new and further lending/ repayments	68,616	(158)	(45,336)	201	(3,253)	583	(133)	3	19,894	629
Changes to risk parameters – credit quality	—	318	—	(995)	—	(2,196)	—	32	—	(2,841)
Changes to models used for ECL calculation	—	6	—	(56)	—	—	—	—	—	(50)
Assets written off	—	—	—	—	(1,579)	1,579	(10)	10	(1,589)	1,589
Credit-related modifications that resulted in derecognition	—	—	—	—	(32)	9	—	—	(32)	9
Foreign exchange and others[1]	(60,371)	82	(16,982)	175	(1,372)	290	(3)	(19)	(78,728)	528
At 31 Dec 2022	830,322	(670)	124,660	(2,205)	17,068	(6,144)	129	(38)	972,179	(9,057)
ECL income statement change for the period		406		(1,219)		(1,676)		35		(2,454)
Recoveries										33
Others	—	—	—	—	—	—	—	—	—	(25)
Total ECL income statement change for the period										(2,446)
1  Total includes $33.1bn of gross carrying loans and advances to customers and banks, which were classified to assets held for sale during the year, and a corresponding allowance for ECL of $204m, reflecting business disposals as disclosed in Note 23 ‘Assets held for sale and liabilities of disposal groups held for sale’ on page 428.

Personal lending – reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to customers including loan commitments and financial guarantees
(Audited)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2023	603,321	(587)	52,563	(1,505)	4,139	(805)	660,023	(2,897)
Transfers of financial instruments:	(2,144)	(619)	39	1,087	2,105	(468)	—	—
– transfers from stage 1 to stage 2	(57,217)	270	57,217	(270)	—	—	—	—
– transfers from stage 2 to stage 1	55,307	(862)	(55,307)	862	—	—	—	—
– transfers to stage 3	(542)	3	(2,345)	614	2,887	(617)	—	—
– transfers from stage 3	308	(30)	474	(119)	(782)	149	—	—
Net remeasurement of ECL arising from transfer of stage	—	563	—	(679)	—	(79)	—	(195)
Net new and further lending/repayments	34,411	(47)	(4,713)	350	(1,169)	144	28,529	447
Change to risk parameters – credit quality	—	104	—	(641)	—	(955)	—	(1,492)
Changes to models used for ECL calculation	—	(13)	—	21	—	7	—	15
Assets written off	—	—	—	—	(1,326)	1,326	(1,326)	1,326
Foreign exchange and others[1,2]	15,235	(3)	3,066	(67)	111	(26)	18,412	(96)
At 31 Dec 2023	650,823	(602)	50,955	(1,434)	3,860	(856)	705,638	(2,892)
ECL income statement change for the period		607		(949)		(883)		(1,225)
Recoveries								226
Others								8
Total ECL income statement change for the period								(991)
1  Total includes $7.8bn of gross carrying loans and advances and a corresponding allowance for ECL of $11m, due to the retention of certain balances previously classified as assets held for sale of our retail banking operations in France. For further details, see Note 23 ‘Assets held for sale and liabilities of disposal groups held for sale’ on page 428.
2  Total includes $2.0bn of gross carrying loans and advances to customers, which were classified to assets held for sale, and a corresponding allowance for ECL of $20m, reflecting business disposals, as disclosed in Note 23 ‘Assets held for sale and liabilities of disposal groups held for sale’ on page 428.

Personal lending – reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to customers including loan commitments and financial guarantees
(Audited)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2022	695,627	(692)	18,161	(1,220)	5,111	(1,226)	718,899	(3,138)
Transfers of financial instruments:	(40,836)	(496)	39,489	674	1,347	(178)	—	—
– transfers from stage 1 to stage 2	(68,016)	268	68,016	(268)	—	—	—	—
– transfers from stage 2 to stage 1	27,359	(730)	(27,359)	730	—	—	—	—
– transfers to stage 3	(561)	2	(1,983)	361	2,544	(363)	—	—
– transfers from stage 3	382	(36)	815	(149)	(1,197)	185	—	—
Net remeasurement of ECL arising from transfer of stage	—	495	—	(579)	—	(85)	—	(169)
Net new and further lending/repayments	30,637	(17)	459	234	(146)	91	30,950	308
Change to risk parameters – credit quality	—	82	—	(676)	—	(823)	—	(1,417)
Changes to models used for ECL calculation	—	(2)	—	(95)	—	13	—	(84)
Assets written off	—	—	—	—	(1,212)	1,212	(1,212)	1,212
Foreign exchange and others[1]	(82,107)	43	(5,546)	157	(961)	191	(88,614)	391
At 31 Dec 2022	603,321	(587)	52,563	(1,505)	4,139	(805)	660,023	(2,897)
ECL income statement change for the period		558		(1,116)		(804)		(1,362)
Recoveries								283
Others								(3)
Total ECL income statement change for the period								(1,082)
1  Total includes $49.6bn of gross carrying loans and advances to customers, which were classified to assets held for sale, and a corresponding allowance for ECL of $221m, reflecting business disposals, as disclosed in Note 23 ‘Assets held for sale and liabilities of disposal groups held for sale’
on page 428.

First lien residential mortgages – reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to customers including loan commitments and financial guarantees
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2023	317,666	(74)	40,048	(231)	2,230	(270)	359,944	(575)
Transfers of financial instruments:	(1,182)	(109)	421	138	761	(29)	—	—
– transfers from stage 1 to stage 2	(41,207)	28	41,207	(28)	—	—	—	—
– transfers from stage 2 to stage 1	40,164	(117)	(40,164)	117	—	—	—	—
– transfers to stage 3	(354)	1	(958)	100	1,312	(101)	—	—
– transfers from stage 3	215	(21)	336	(51)	(551)	72	—	—
Net remeasurement of ECL arising from transfer of stage	—	72	—	(79)	—	(67)	—	(74)
Net new and further lending/repayments	15,447	(3)	(3,939)	22	(751)	322	10,757	341
Change to risk parameters – credit quality	—	16	—	(67)	—	(269)	—	(320)
Changes to models used for ECL calculation	—	(2)	—	28	—	—	—	26
Assets written off	—	—	—	—	(53)	53	(53)	53
Foreign exchange and others	8,833	(9)	1,983	(13)	71	(4)	10,887	(26)
At 31 Dec 2023	340,764	(109)	38,513	(202)	2,258	(264)	381,535	(575)
ECL income statement change for the period		83		(96)		(14)		(27)
Recoveries								10
Others								13
Total ECL income statement change for the period								(4)

Credit cards – reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to customers including loan commitments and financial guarantees
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2023	140,519	(244)	6,747	(777)	353	(160)	147,619	(1,181)
Transfers of financial instruments:	199	(292)	(848)	496	649	(204)	—	—
– transfers from stage 1 to stage 2	(7,855)	102	7,855	(102)	—	—	—	—
– transfers from stage 2 to stage 1	8,124	(391)	(8,124)	391	—	—	—	—
– transfers to stage 3	(82)	1	(621)	227	703	(228)	—	—
– transfers from stage 3	12	(4)	42	(20)	(54)	24	—	—
Net remeasurement of ECL arising from transfer of stage	—	185	—	(301)	—	(5)	—	(121)
Net new and further lending/repayments	13,206	27	621	169	12	(41)	13,839	155
Change to risk parameters – credit quality	—	82	—	(281)	—	(301)	—	(500)
Changes to models used for ECL calculation	—	(9)	—	15	—	1	—	7
Assets written off	—	—	—	—	(571)	571	(571)	571
Foreign exchange and others	(632)	(2)	27	(19)	7	(5)	(598)	(26)
At 31 Dec 2023	153,292	(253)	6,547	(698)	450	(144)	160,289	(1,095)
ECL income statement change for the period		285		(398)		(346)		(459)
Recoveries								108
Others								(200)
Total ECL income statement change for the period								(551)

Other personal lending – reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to customers including loan commitments and financial guarantees
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2023	145,136	(269)	5,768	(497)	1,556	(375)	152,460	(1,141)
Transfers of financial instruments:	(1,161)	(218)	466	453	695	(235)	—	—
– transfers from stage 1 to stage 2	(8,155)	140	8,155	(140)	—	—	—	—
– transfers from stage 2 to stage 1	7,019	(354)	(7,019)	354	—	—	—	—
– transfers to stage 3	(106)	1	(766)	287	872	(288)	—	—
– transfers from stage 3	81	(5)	96	(48)	(177)	53	—	—
Net remeasurement of ECL arising from transfer of stage	—	306	—	(299)	—	(7)	—	—
Net new and further lending/repayments	5,758	(71)	(1,395)	159	(430)	(137)	3,933	(49)
Change to risk parameters – credit quality	—	6	—	(293)	—	(385)	—	(672)
Changes to models used for ECL calculation	—	(2)	—	(22)	—	6	—	(18)
Assets written off	—	—	—	—	(702)	702	(702)	702
Foreign exchange and others[1]	7,034	8	1,056	(35)	33	(17)	8,123	(44)
At 31 Dec 2023	156,767	(240)	5,895	(534)	1,152	(448)	163,814	(1,222)
ECL income statement change for the period		239		(455)		(523)		(739)
Recoveries								108
Others								195
Total ECL income statement change for the period								(436)
1  Total includes $7.2bn of gross carrying loans and advances and a corresponding allowance for ECL of $10m, due to the retention of certain balances previously classified as assets held for sale of our retail banking operations in France. For further details, see Note 23 ‘Assets held for sale and liabilities of disposal groups held for sale’ on page 428.

Wholesale lending – reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees
(Audited)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2023	830,322	(670)	124,660	(2,205)	17,068	(6,144)	129	(38)	972,179	(9,057)
Transfers of financial instruments:	(16,804)	(429)	10,247	1,141	6,557	(712)	—	—	—	—
–transfers from stage 1 to stage 2	(93,511)	172	93,511	(172)	—	—	—	—	—	—
–transfers from stage 2 to stage 1	77,772	(605)	(77,772)	605	—	—	—	—	—	—
– transfers to stage 3	(1,444)	20	(6,255)	765	7,699	(785)	—	—	—	—
– transfers from stage 3	379	(16)	763	(57)	(1,142)	73	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	354	—	(294)	—	(45)	—	—	—	15
Net new and further lending/repayments	43,282	(138)	(32,082)	311	(3,787)	973	(36)	3	7,377	1,149
Change to risk parameters – credit quality	—	203	—	(621)	—	(2,941)	—	21	—	(3,338)
Changes to models used for ECL calculation	—	(9)	—	25	—	—	—	—	—	16
Assets written off	—	—	—	—	(2,596)	2,596	—	—	(2,596)	2,596
Credit-related modifications that resulted in derecognition	—	—	—	—	(119)	95	—	—	(119)	95
Foreign exchange and others[1]	(10,818)	(9)	(696)	(25)	(184)	(29)	(8)	(16)	(11,706)	(79)
At 31 Dec 2023	845,982	(698)	102,129	(1,668)	16,939	(6,207)	85	(30)	965,135	(8,603)
ECL income statement change for the period		410		(579)		(2,013)		24		(2,158)
Recoveries										42
Others										(203)
Total ECL income statement change for the period										(2,319)
1  Total includes $13.5bn of gross carrying loans and advances to customers and banks, which were classified to assets held for sale during the year, and a corresponding allowance for ECL of $61m, reflecting business disposals as disclosed in Note 23 ‘Assets held for sale and liabilities of disposal groups held for sale’ on page 428.

Disclosure of financial assets and off-balance sheet commitments

Wholesale lending – commercial real estate loans and advances to customers including loan commitments by level of collateral for key countries/territories (by stage)
(Audited)
	Gross carrying/nominal amount					ECL coverage
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	$m	$m	$m	$m	$m	%	%	%	%	%
Not collateralised	36,754	5,128	2,543	—	44,425	0.1	3.9	72.4	—	4.7
Fully collateralised by LTV ratio	46,212	15,177	1,963	—	63,352	0.1	2.5	12.0	—	1.0
– less than 50%	24,391	7,413	574	—	32,378	0.1	1.9	13.1	—	0.7
– 51% to 75%	16,086	5,240	657	—	21,983	0.1	3.1	9.3	—	1.1
– 76% to 90%	3,140	1,437	454	—	5,031	0.1	3.5	11.8	—	2.1
– 91% to 100%	2,595	1,087	278	—	3,960	0.2	2.3	16.6	—	1.9
Partially collateralised (A): LTV > 100%	7,075	1,487	156	50	8,768	0.1	1.8	30.2	14.5	1.0
– collateral value on A	4,004	1,061	115	26	5,206
Total at 31 Dec 2023	90,041	21,792	4,662	50	116,545	0.1	2.8	45.6	14.5	2.4
of which: UK
Not collateralised	4,644	1,288	97	—	6,029	0.4	2.0	12.4	—	0.9
Fully collateralised by LTV ratio	9,762	2,512	295	—	12,569	0.1	1.3	13.9	—	0.7
– less than 50%	3,514	507	51	—	4,072	0.1	1.9	21.6	—	0.6
– 51% to 75%	4,826	1,418	103	—	6,347	0.1	1.1	16.4	—	0.6
– 76% to 90%	749	292	80	—	1,121	0.1	1.3	14.9	—	1.5
– 91% to 100%	673	295	61	—	1,029	0.1	1.6	1.9	—	0.6
Partially collateralised (B): LTV > 100%	1,580	239	82	35	1,936	0.1	1.1	34.2	20.7	2.0
– collateral value on B	524	171	62	17	774
Total UK at 31 Dec 2023	15,986	4,039	474	35	20,534	0.2	1.5	17.1	20.7	0.9
of which: Hong Kong
Not collateralised	16,889	2,323	2,215	—	21,427	—	6.5	78.7	—	8.8
Fully collateralised by LTV ratio	20,783	8,447	989	—	30,219	—	2.1	5.0	—	0.8
– less than 50%	15,425	5,604	294	—	21,323	—	1.5	1.4	—	0.5
– 51% to 75%	4,102	2,140	312	—	6,554	0.1	3.8	2.1	—	1.4
– 76% to 90%	657	619	315	—	1,591	0.1	1.8	8.0	—	2.3
– 91% to 100%	599	84	68	—	751	—	0.1	20.5	—	1.9
Partially collateralised (C): LTV > 100%	1,770	616	52	15	2,453	—	0.8	24.5	—	0.7
– collateral value on C	1,569	535	39	8	2,151
Total Hong Kong at 31 Dec 2023	39,442	11,386	3,256	15	54,099	—	2.9	55.5	—	4.0

Not collateralised	43,987	9,779	2,612	—	56,378	0.1	5.7	53.7	—	3.6
Fully collateralised by LTV ratio	54,003	17,619	1,617	—	73,239	0.1	1.8	10.9	—	0.7
– less than 50%	29,635	6,523	544	—	36,702	0.1	1.9	16.5	—	0.7
– 51% to 75%	18,664	8,312	594	—	27,570	0.1	1.3	4.4	—	0.5
– 76% to 90%	3,220	911	315	—	4,446	0.1	2.1	4.1	—	0.8
– 91% to 100%	2,484	1,873	164	—	4,521	0.2	3.5	28.7	—	2.6
Partially collateralised (A): LTV > 100%	4,965	1,924	513	19	7,421	0.1	2.2	54.2	—	4.4
– collateral value on A	2,804	1,192	293	8	4,297
Total at 31 Dec 2022[1]	102,955	29,322	4,742	19	137,038	0.1	3.1	39.1	—	2.1
of which: UK
Not collateralised	5,960	2,511	295	—	8,766	0.3	1.5	35.3	—	1.8
Fully collateralised by LTV ratio	10,293	2,025	372	—	12,690	0.1	0.9	6.5	—	0.4
– less than 50%	2,900	664	53	—	3,617	0.2	0.9	3.8	—	0.4
– 51% to 75%	6,361	1,197	291	—	7,849	0.1	0.9	2.1	—	0.3
– 76% to 90%	556	140	11	—	707	0.2	1.4	18.2	—	0.7
– 91% to 100%	476	24	17	—	517	0.2	0.4	76.5	—	2.8
Partially collateralised (B): LTV > 100%	1,920	179	176	—	2,275	0.2	1.1	68.8	—	5.5
– collateral value on B	1,113	144	72	—	1,329
Total UK at 31 Dec 2022	18,173	4,715	843	—	23,731	0.2	1.3	29.5	—	1.5
of which: Hong Kong
Not collateralised	20,263	4,648	2,123	—	27,034	—	10.6	56.9	—	6.3
Fully collateralised by LTV ratio	27,892	7,457	864	—	36,213	—	1.1	5.2	—	0.4
– less than 50%	21,185	3,539	318	—	25,042	—	1.4	2.2	—	0.3
– 51% to 75%	5,365	3,536	205	—	9,106	0.1	1.0	3.4	—	0.5
– 76% to 90%	995	134	264	—	1,393	—	0.1	1.9	—	0.4
– 91% to 100%	347	248	77	—	672	—	0.2	32.5	—	3.9
Partially collateralised (C): LTV > 100%	804	390	73	19	1,286	—	2.8	61.6	—	4.4
– collateral value on C	584	249	39	8	880
Total Hong Kong at 31 Dec 2022	48,959	12,495	3,060	19	64,533	—	4.7	42.5	—	2.9
1  During 1Q23, we aligned the classification of commercial real estate across the Group and re-presented commercial real estate exposure in HSBC
North America Holdings Inc. at 31 December 2022 as $5.3bn, which had a corresponding ECL charge of $0.1bn.

Wholesale lending – other corporate, commercial and financial (non-bank) loans and advances including loan commitments by level of collateral for key countries/territories (by stage)
(Audited)
	Gross carrying/nominal amount					ECL coverage
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	$m	$m	$m	$m	$m	%	%	%	%	%
Not collateralised	672,142	76,261	7,702	8	756,113	0.1	0.9	40.0	6.8	0.6
Fully collateralised by LTV ratio	113,339	19,747	2,629	23	135,738	0.1	1.4	10.7	89.8	0.5
– less than 50%	42,953	7,069	1,168	—	51,190	0.1	1.5	11.8	—	0.5
– 51% to 75%	24,011	8,222	887	—	33,120	0.1	1.3	6.4	—	0.6
– 76% to 90%	10,194	2,531	421	23	13,169	0.1	1.6	10.3	90.6	0.9
– 91% to 100%	36,181	1,925	153	—	38,259	—	1.1	27.6	—	0.2
Partially collateralised (A): LTV > 100%	53,686	9,019	2,233	3	64,941	0.1	0.7	32.2	38.4	1.3
– collateral value on A	24,505	4,266	993	1	29,765
Total at 31 Dec 2023	839,167	105,027	12,564	34	956,792	0.1	1.0	32.5	67.1	0.6
of which: UK
Not collateralised	117,824	20,401	3,423	—	141,648	0.2	1.9	23.2	—	1.0
Fully collateralised by LTV ratio	22,217	5,912	1,162	—	29,291	0.1	1.7	3.7	—	0.6
– less than 50%	7,385	2,340	601	—	10,326	0.1	1.2	1.3	—	0.5
– 51% to 75%	6,966	2,292	434	—	9,692	0.1	1.7	3.6	—	0.7
– 76% to 90%	2,256	809	106	—	3,171	0.2	2.5	15.8	—	1.3
– 91% to 100%	5,610	471	21	—	6,102	0.1	2.1	14.5	—	0.3
Partially collateralised (B): LTV > 100%	6,335	1,732	299	—	8,366	0.2	1.8	18.4	—	1.2
– collateral value on B	3,508	1,080	175	—	4,763
Total UK at 31 Dec 2023	146,376	28,045	4,884	—	179,305	0.2	1.8	18.3	—	0.9
of which: Hong Kong					—
Not collateralised	114,025	7,523	906	—	122,454	—	0.4	57.5	—	0.5
Fully collateralised by LTV ratio	32,857	8,918	877	22	42,674	0.1	1.3	6.6	94.7	0.5
– less than 50%	16,175	2,898	230	—	19,303	0.1	1.4	11.8	—	0.4
– 51% to 75%	9,461	4,515	336	—	14,312	0.1	1.2	3.1	—	0.5
– 76% to 90%	4,245	863	253	22	5,383	0.1	1.8	2.0	94.7	0.9
– 91% to 100%	2,976	642	58	—	3,676	—	0.4	27.0	—	0.5
Partially collateralised (C): LTV > 100%	16,152	2,887	704	—	19,743	—	0.6	30.2	—	1.2
– collateral value on C	6,619	1,306	318	—	8,243
Total Hong Kong at 31 Dec 2023	163,034	19,328	2,487	22	184,871	0.1	0.8	31.8	94.7	0.6

Not collateralised	632,889	79,009	8,278	64	720,240	0.1	1.1	38.4	18.8	0.6
Fully collateralised by LTV ratio	94,789	27,422	1,948	24	124,183	0.1	1.1	13.7	91.7	0.5
– less than 50%	36,747	10,643	678	—	48,068	0.1	1.1	18.6	—	0.6
– 51% to 75%	29,108	10,457	503	1	40,069	0.1	1.2	11.3	—	0.5
– 76% to 90%	9,643	2,987	402	23	13,055	0.1	1.0	4.7	95.7	0.6
– 91% to 100%	19,291	3,335	365	—	22,991	0.1	0.8	17.5	—	0.4
Partially collateralised (A): LTV > 100%	54,794	12,830	2,120	22	69,766	0.1	0.9	37.3	18.2	1.4
– collateral value on A	27,775	6,289	1,133	16	35,213	—	—	—	—	—
Total at 31 Dec 2022	782,472	119,261	12,346	110	914,189	0.1	1.0	34.3	34.6	0.7
of which: UK
Not collateralised	105,126	16,886	3,783	28	125,823	0.1	2.2	17.8	3.6	0.9
Fully collateralised by LTV ratio	21,192	6,511	699	—	28,402	0.1	1.3	4.6	—	0.5
– less than 50%	6,928	2,872	175	—	9,975	0.1	1.0	3.4	—	0.5
– 51% to 75%	7,611	2,656	336	—	10,603	0.1	1.5	6.5	—	0.6
– 76% to 90%	1,889	578	102	—	2,569	0.1	1.9	1.0	—	0.5
– 91% to 100%	4,764	405	86	—	5,255	—	1.2	3.5	—	0.2
Partially collateralised (B): LTV > 100%	6,480	2,288	308	—	9,076	0.1	1.2	25.6	—	1.2
– collateral value on B	3,470	1,197	158	—	4,825	—	—	—	—
Total UK at 31 Dec 2022	132,798	25,685	4,790	28	163,301	0.1	1.9	16.4	3.6	0.9
of which: Hong Kong
Not collateralised	109,919	9,901	939	—	120,759	—	0.7	56.0	—	0.5
Fully collateralised by LTV ratio	38,083	12,693	665	24	51,465	0.1	1.0	3.8	91.7	0.4
– less than 50%	15,695	4,577	175	—	20,447	0.1	0.9	1.7	—	0.3
– 51% to 75%	13,893	5,413	115	1	19,422	0.1	1.2	7.8	—	0.5
– 76% to 90%	4,964	1,479	268	23	6,734	0.1	0.7	0.4	95.7	0.6
– 91% to 100%	3,531	1,224	107	—	4,862	0.1	0.3	10.3	—	0.3
Partially collateralised (C): LTV > 100%	17,704	3,379	777	14	21,874	0.1	0.6	30.9	—	1.2
– collateral value on C	7,737	1,524	397	13	9,671	—	—	—	—
Total Hong Kong at 31 Dec 2022	165,706	25,973	2,381	38	194,098	0.1	0.8	33.2	57.9	0.6

Personal lending – residential mortgage loans including loan commitments by level of collateral for key countries/territories by stage
(Audited)
	Gross carrying/nominal amount				ECL coverage
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	$m	$m	$m	$m	%	%	%	%
Fully collateralised by LTV ratio	331,279	38,378	2,129	371,786	—	0.5	10.1	0.1
– less than 50%	140,992	19,715	1,165	161,872	—	0.3	7.1	0.1
– 51% to 70%	113,043	12,636	568	126,247	—	0.6	10.9	0.1
– 71% to 80%	37,866	4,111	229	42,206	—	0.9	15.2	0.2
– 81% to 90%	23,278	1,499	109	24,886	—	1.2	17.3	0.2
– 91% to 100%	16,100	417	58	16,575	—	1.6	28.9	0.2
Partially collateralised (A): LTV > 100%	9,529	136	129	9,794	—	3.4	42.0	0.6
– collateral value on A	8,968	123	104	9,195
Total at 31 Dec 2023	340,808	38,514	2,258	381,580	—	0.5	11.9	0.1
of which: UK
Fully collateralised by LTV ratio	146,739	33,597	759	181,095	—	0.3	9.7	0.1
– less than 50%	60,403	17,629	458	78,490	—	0.2	7.9	0.1
– 51% to 70%	49,945	11,248	207	61,400	—	0.4	9.4	0.1
– 71% to 80%	20,293	3,275	61	23,629	—	0.6	13.4	0.1
– 81% to 90%	12,946	1,161	18	14,125	—	0.8	17.5	0.1
– 91% to 100%	3,152	284	15	3,451	—	1.0	41.6	0.3
Partially collateralised (B): LTV > 100%	317	19	27	363	0.1	1.7	17.5	1.4
– collateral value on B	244	15	22	281
Total UK at 31 Dec 2023	147,056	33,616	786	181,458	—	0.3	9.9	0.1
of which: Hong Kong
Fully collateralised	97,414	1,354	93	98,861	—	—	0.3	—
– less than 50%	41,903	831	66	42,800	—	—	0.1	—
– 51% to 70%	29,762	330	15	30,107	—	—	0.5	—
– 71% to 80%	5,260	48	2	5,310	—	0.1	0.4	—
– 81% to 90%	8,161	61	4	8,226	—	0.1	1.9	—
– 91% to 100%	12,328	84	6	12,418	—	0.3	1.8	—
Partially collateralised (C): LTV > 100%	8,973	86	4	9,063	—	0.9	7.8	—
– collateral value on C	8,535	81	4	8,620
Total Hong Kong at 31 Dec 2023	106,387	1,440	97	107,924	—	0.1	0.7	—

Personal lending – residential mortgage loans including loan commitments by level of collateral for key countries/territories by stage (continued)
(Audited)

	Gross carrying/nominal amount				ECL coverage
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	$m	$m	$m	$m	%	%	%	%
Fully collateralised by LTV ratio	310,705	39,906	2,097	352,708	—	0.6	9.9	0.1
– less than 50%	154,337	12,250	1,077	167,664	—	0.7	7.2	0.1
– 51% to 70%	102,191	16,989	537	119,717	—	0.5	9.5	0.1
– 71% to 80%	25,458	6,770	212	32,440	—	0.5	14.7	0.2
– 81% to 90%	17,106	3,388	147	20,641	—	0.5	17.8	0.2
– 91% to 100%	11,613	509	124	12,246	—	1.1	18.1	0.3
Partially collateralised (A): LTV > 100%	6,964	143	133	7,240	—	6.9	46.9	1.0
– collateral value on A	6,521	123	79	6,723
Total at 31 Dec 2022	317,669	40,049	2,230	359,948	—	0.6	12.1	0.2
of which: UK
Fully collateralised by LTV ratio	134,044	34,541	676	169,261	—	0.4	11.1	0.1
– less than 50%	70,936	10,387	448	81,771	—	0.6	9.4	0.1
– 51% to 70%	43,617	14,943	158	58,718	—	0.4	11.6	0.1
– 71% to 80%	12,849	5,922	33	18,804	—	0.3	19.7	0.1
– 81% to 90%	5,922	2,918	10	8,850	—	0.2	24.5	0.1
– 91% to 100%	720	371	27	1,118	—	0.2	22.5	0.6
Partially collateralised (B): LTV > 100%	329	49	12	390	—	0.3	9.8	0.3
– collateral value on B	237	38	4	279
Total UK at 31 Dec 2022	134,373	34,590	688	169,651	—	0.4	11.1	0.1
of which: Hong Kong
Fully collateralised by LTV ratio	94,949	981	237	96,167	—	—	0.1	—
– less than 50%	44,740	577	105	45,422	—	—	—	—
– 51% to 70%	28,123	256	37	28,416	—	—	0.3	—
– 71% to 80%	4,167	37	25	4,229	—	—	0.1	—
– 81% to 90%	7,883	51	27	7,961	—	0.1	—	—
– 91% to 100%	10,036	60	43	10,139	—	0.2	—	—
Partially collateralised (C): LTV > 100%	6,441	47	1	6,489	—	0.2	0.3	—
– collateral value on C	6,146	44	1	6,191
Total Hong Kong at 31 Dec 2022	101,390	1,028	238	102,656	—	—	0.1	—

Disclosure of compliance with regulatory capital requirements under banking regulations

Own funds disclosure
(Audited)		At
		31 Dec	31 Dec
		2023	2022
Ref*		$m	$m
	Common equity tier 1 (‘CET1’) capital: instruments and reserves
1	Capital instruments and the related share premium accounts	22,964	23,406
	– ordinary shares	22,964	23,406
2,3	Retained earnings, accumulated other comprehensive income (and other reserves)[1]	128,419	121,609
5	Minority interests (amount allowed in consolidated CET1)	3,917	4,444
5a	Independently reviewed net profits net of any foreseeable charge or dividend	10,568	8,633
6	Common equity tier 1 capital before regulatory adjustments[1]	165,868	158,092
28	Total regulatory adjustments to common equity tier[1]	(39,367)	(38,801)
29	Common equity tier 1 capital	126,501	119,291
36	Additional tier 1 capital before regulatory adjustments	17,732	19,836
43	Total regulatory adjustments to additional tier 1 capital	(70)	(60)
44	Additional tier 1 capital	17,662	19,776
45	Tier 1 capital	144,163	139,067
51	Tier 2 capital before regulatory adjustments	28,148	24,779
57	Total regulatory adjustments to tier 2 capital	(1,107)	(1,423)
58	Tier 2 capital	27,041	23,356
59	Total capital	171,204	162,423
*The references identify lines prescribed in the PRA template, which are applicable and where there is a value.
1On adoption of IFRS 17 ‘Insurance Contracts’, comparative data previously published under IFRS 4 ‘Insurance Contracts’ have been restated for 2022, with no impact on CET1 and total capital.

Disclosure of funding sources and uses

Funding sources
(Audited)
	2023	2022[1]
	$m	$m
Customer accounts	1,611,647	1,570,303
Deposits by banks	73,163	66,722
Repurchase agreements – non-trading	172,100	127,747
Debt securities in issue	93,917	78,149
Cash collateral, margin and settlement accounts	85,255	88,476
Liabilities of disposal groups held for sale[2]	108,406	114,597
Subordinated liabilities	24,954	22,290
Financial liabilities designated at fair value	141,426	127,321
Insurance contract liabilities	120,851	108,816
Trading liabilities	73,150	72,353
– repos	12,198	16,254
– stock lending	3,322	3,541
– other trading liabilities	57,630	52,558
Total equity	192,610	185,197
Other balance sheet liabilities	341,198	387,315
At 31 Dec	3,038,677	2,949,286

Funding uses
(Audited)
	2023	2022[1]
	$m	$m
Loans and advances to customers	938,535	923,561
Loans and advances to banks	112,902	104,475
Reverse repurchase agreements – non-trading	252,217	253,754
Cash collateral, margin and settlement accounts	89,911	82,984
Assets held for sale[2]	114,134	115,919
Trading assets	289,159	218,093
– reverse repos	16,575	14,798
– stock borrowing	14,609	10,706
– other trading assets	257,975	192,589
Financial investments	442,763	364,726
Cash and balances with central banks	285,868	327,002
Other balance sheet assets	513,188	558,772
At 31 Dec	3,038,677	2,949,286
1  From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data.
2  ‘Liabilities of disposal groups held for sale’ includes $82bn and ‘Assets held for sale’ includes $88bn in respect of the planned sale of our banking business in Canada. ‘Liabilities of disposal groups held for sale’
includes $26bn and ‘Assets of disposal groups held for sale’ includes
$28bn in respect of the sale of our retail banking operations in France.

Disclosure of value at risk (VaR)	The Group non-trading VaR for 2023 is shown in the table below.

Non-trading VaR, 99% 1 day
(Audited)
	Interest rate	Credit spread	Portfolio diversification[1]	Total[2]
	$m	$m	$m	$m
Balance at 31 Dec 2023	173.8	112.8	(104.2)	182.4
Average	156.2	84.2	(63.7)	176.6
Maximum	201.9	116.4		224.3
Minimum	108.8	55.2		127.0

Non-trading VaR, 99% 1 day (continued)
(Audited)
	Interest rate	Credit spread	Portfolio diversification[1]	Total[2]
	$m	$m	$m	$m
Balance at 31 Dec 2022	159.8	56.6	(45.3)	171.1
Average	134.6	56.9	(35.9)	155.6
Maximum	225.5	84.7		265.3
Minimum	98.3	43.4		106.3
1Portfolio diversification is the market risk dispersion effect of holding a portfolio containing different risk types. It represents the reduction in unsystematic market risk that occurs when combining a number of different risk types – such as interest rate and credit spreads – together in one portfolio. It is measured as the difference between the sum of the VaR by individual risk type and the combined total VaR. A negative number represents the benefit of portfolio diversification. As the maximum and minimum occurs on different days for different risk types, it is not meaningful to calculate a portfolio diversification benefit for these measures.
2The total VaR is non-additive across risk types due to diversification effects.
The Group trading VaR for the year is shown in the table below.

Trading VaR, 99% 1 day[1]
(Audited)
	Foreign exchange and commodity	Interest rate	Equity	Credit spread	Portfolio diversification[2]	Total[3]
	$m	$m	$m	$m	$m	$m
Balance at 31 Dec 2023	13.4	55.9	15.2	7.2	(38.9)	52.8
Average	16.2	53.9	19.0	11.6	(40.8)	59.8
Maximum	24.6	86.0	27.8	16.5		98.2
Minimum	9.3	25.5	13.4	6.6		34.4

Balance at 31 Dec 2022	15.4	40.0	18.6	11.9	(36.4)	49.5
Average	13.6	29.6	16.1	16.8	(34.0)	42.1
Maximum	29.2	73.3	24.8	27.9		78.3
Minimum	5.7	20.2	11.5	9.1		29.1
1Trading portfolios comprise positions arising from the market-making and warehousing of customer-derived positions.
2Portfolio diversification is the market risk dispersion effect of holding a portfolio containing different risk types. It represents the reduction in unsystematic market risk that occurs when combining a number of different risk types – such as interest rate, equity and foreign exchange – together in one portfolio. It is measured as the difference between the sum of the VaR by individual risk type and the combined total VaR. A negative number represents the benefit of portfolio diversification. As the maximum and minimum occurs on different days for different risk types, it is not meaningful to calculate a portfolio diversification benefit for these measures.
3The total VaR is non-additive across risk types due to diversification effects.

Disclosure of balance sheet amounts related to insurance manufacturing subsidiaries	The following tables show the composition of the fair value of underlying items of the Group’s participating contracts at the reporting date.

Balance sheet of insurance manufacturing subsidiaries by type of contract
(Audited)
	Life direct participating and investment DPF contracts[1]	Life other contracts[2]	Other contracts[3]	Shareholder assets and liabilities	Total
At 31 Dec 2023	$m	$m	$m	$m	$m
Financial assets	113,605	3,753	5,812	7,696	130,866
– trading assets	—	—	—	—	—
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	100,427	3,593	4,177	1,166	109,363
– derivatives	258	10	—	6	274
– financial investments – at amortised cost	1,351	67	1,157	4,772	7,347
– financial assets at fair value through other comprehensive income	8,859	—	5	693	9,557
– other financial assets	2,710	83	473	1,059	4,325
Insurance contract assets	13	213	—	—	226
Reinsurance contract assets	—	4,871	—	—	4,871
Other assets and investment properties	2,782	164	35	1,636	4,617
Total assets at 31 Dec 2023	116,400	9,001	5,847	9,332	140,580
Liabilities under investment contracts designated at fair value	—	—	5,103	—	5,103
Insurance contract liabilities	116,389	3,961	—	—	120,350
Reinsurance contract liabilities	—	819	—	—	819
Deferred tax	—	1	—	3	4
Other liabilities	—	—	—	6,573	6,573
Total liabilities	116,389	4,781	5,103	6,576	132,849
Total equity	—	—	—	7,731	7,731
Total liabilities and equity at 31 Dec 2023	116,389	4,781	5,103	14,307	140,580

Balance sheet of insurance manufacturing subsidiaries by type of contract (continued)
(Audited)
	Life direct participating and investment DPF contracts[1]	Life other contracts[2]	Other contracts[3]	Shareholder assets and liabilities	Total
At 31 Dec 2022[4]	$m	$m	$m	$m	$m
Financial assets	102,539	4,398	6,543	7,109	120,589
– trading assets	—	—	—	—	—
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	89,671	3,749	4,916	1,088	99,424
– derivatives	432	9	21	15	477
– financial investments – at amortised cost	981	165	1,221	4,660	7,027
– financial assets at fair value through other comprehensive income	9,030	—	—	569	9,599
– other financial assets	2,425	475	385	777	4,062
Insurance contract assets	4	130	—	—	134
Reinsurance contract assets	—	4,413	—	—	4,413
Other assets and investment properties	2,443	60	30	1,666	4,199
Total assets at 31 Dec 2022[4]	104,986	9,001	6,573	8,775	129,335
Liabilities under investment contracts designated at fair value	—	—	5,374	—	5,374
Insurance contract liabilities	104,662	3,766	—	—	108,428
Reinsurance contract liabilities	—	748	—	—	748
Deferred tax	23	—	—	2	25
Other liabilities	—	—	—	7,524	7,524
Total liabilities	104,685	4,514	5,374	7,526	122,099
Total equity	—	—	—	7,236	7,236
Total liabilities and equity at 31 Dec 2022[4]	104,685	4,514	5,374	14,762	129,335
1‘Life direct participating and investment DPF contracts’ are substantially measured under the variable fee approach measurement model.
2‘Life other contracts’ are measured under the general measurement model and mainly includes protection insurance contracts as well as reinsurance contracts. The reinsurance contracts primarily provide diversification benefits over the life direct participating and investment discretionary participation feature (’DPF’) contracts.
3‘Other contracts’ includes investment contracts for which HSBC does not bear significant insurance risk.
4From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated
accordingly.

Disclosure of insurance subsidiaries sensitivity analysis to market risk

Sensitivity of HSBC’s insurance manufacturing subsidiaries to market risk factors[1]
(Audited)
	2023			2022[2]
	Effect on profit after tax	Effect on CSM	Effect on total equity	Effect on profit after tax	Effect on CSM	Effect on total equity
	$m	$m	$m	$m	$m	$m
+100 basis point parallel shift in yield curves	66	(92)	32	(210)	(82)	(240)
– Insurance and reinsurance contracts	69	(92)	69	(214)	(82)	(214)
– Financial instruments	(3)	—	(37)	4	—	(26)
-100 basis point parallel shift in yield curves	(137)	(390)	(103)	(49)	(57)	(19)
– Insurance and reinsurance contracts	(133)	(390)	(133)	(41)	(57)	(41)
– Financial instruments	(4)	—	30	(8)	—	22
+100 basis point shift in credit spreads	(11)	(884)	(45)	(324)	(843)	(354)
– Insurance and reinsurance contracts	(9)	(884)	(9)	(322)	(843)	(322)
– Financial Instruments	(2)	—	(36)	(2)	—	(32)
-100 basis point shift in credit spreads	104	806	138	119	1,133	149
– Insurance and reinsurance contracts	102	806	102	117	1,133	117
– Financial instruments	2	—	36	2	—	32
10% increase in growth assets[3]	78	436	78	68	400	68
– Insurance and reinsurance contracts	43	436	43	38	400	38
– Financial instruments	35	—	35	30	—	30
10% decrease in growth assets[3]	(85)	(507)	(86)	(81)	(560)	(81)
– Insurance and reinsurance contracts	(49)	(507)	(49)	(49)	(560)	(49)
– Financial instruments	(36)	—	(36)	(32)	—	(32)
10% appreciation in US dollar exchange rate against local functional currency	117	390	117	95	272	95
– Insurance and reinsurance contracts	27	390	27	20	272	20
– Financial instruments	90	—	90	75	—	75
10% depreciation in US dollar exchange rate against local functional currency	(117)	(390)	(117)	(95)	(272)	(95)
– Insurance and reinsurance contracts	(27)	(390)	(27)	(20)	(272)	(20)
– Financial instruments	(90)	—	(90)	(75)	—	(75)
1Sensitivities presented for ‘Insurance and reinsurance Contracts’ includes the impact of the sensitivity stress on underlying assets held to support insurance and reinsurance contracts. Sensitivities presented for ‘Financial instruments’ includes the impact of the sensitivity stress on other financial instruments, primarily shareholder assets.
2  From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated
accordingly.
3‘Growth assets’ primarily comprise equity securities and investment properties. Variability in growth asset fair value constitutes a market risk to
HSBC insurance manufacturing subsidiaries.

Disclosure of amounts payable on demand	The amounts of insurance contract liabilities that are payable on demand are set out by the product grouping below:

Amounts payable on demand (Audited)
	2023		2022[1]
	Amounts payable on demand	Carrying amount for these contracts	Amounts payable on demand	Carrying amount for these contracts
	$m	$m	$m	$m
Life direct participating and investment DPF contracts	107,287	116,389	100,273	104,669
Life other contracts	2,765	3,961	2,813	3,759
At 31 Dec	110,052	120,350	103,086	108,428
1  From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated
accordingly.

Disclosure of insurance subsidiaries sensitivity analysis to insurance risk

Sensitivity of HSBC’s insurance manufacturing subsidiaries to insurance underwriting risk factors (Audited)
	Effect on CSM (gross)[1]	Effect on profit after tax (gross)[1]	Effect on profit after tax (net)[2]	Effect on total equity (gross)[1]	Effect on total equity (net)[2]
At 31 Dec 2023	$m	$m	$m	$m	$m
10% increase in mortality and/or morbidity rates	(392)	(49)	(24)	(49)	(24)
10% decrease in mortality and/or morbidity rates	440	22	30	22	30
10% increase in lapse rates	(316)	(33)	(24)	(33)	(24)
10% decrease in lapse rates	348	22	29	22	29
10% increase in expense rates	(68)	(9)	(6)	(9)	(6)
10% decrease in expense rates	69	8	11	8	11
At 31 Dec 2022[3]
10% increase in mortality and/or morbidity rates	(354)	(23)	(21)	(23)	(21)
10% decrease in mortality and/or morbidity rates	374	16	18	16	18
10% increase in lapse rates	(225)	(23)	(23)	(23)	(23)
10% decrease in lapse rates	232	22	22	22	22
10% increase in expense rates	(59)	(7)	(7)	(7)	(7)
10% decrease in expense rates	60	4	5	4	5
1The ‘gross’ sensitivities impacts are provided before considering the impacts of reinsurance contracts held as risk mitigation.
2The ‘net’ sensitivities impacts are provided after considering the impacts of reinsurance contracts held as risk mitigation.
3  From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated
accordingly.